Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [99.8%]
Alabama [1.3%]
Energy Southeast A Cooperative District, Ser B-1, RB
Callable 08/01/31 @ 100
5.750%, 04/01/54(A)	$1,000	$1,101
Hoover Industrial Development Board, RB, AMT
Callable 10/01/29 @ 100
5.750%, 10/01/49	4,750	4,948
Mobile County, Industrial Development Authority, RB, AMT
Callable 06/20/34 @ 100
5.000%, 06/01/54	1,000	1,014
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(B)	3,000	3,036

Total Alabama		10,099

Arizona [1.8%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/28 @ 100
5.000%, 07/01/43(B)	310	309
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	315
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	225	182
Maricopa County, Industrial Development Authority, RB
Callable 07/01/30 @ 100
6.250%, 07/01/53(B)	1,400	1,369
Phoenix, Civic Improvement, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	250	251
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	3,300	3,288
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 02/06/25 @ 100
7.000%, 12/15/43	1,500	1,501
Description	Face Amount (000)	Value (000)
Sierra Vista, Industrial Development Authority, RB
Callable 06/15/30 @ 100
5.750%, 06/15/53(B)	$5,400	$5,570
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	758

Total Arizona		13,543

Arkansas [0.7%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(B)	5,530	5,332

California [7.0%]
California State, Community Choice Financing Authority, RB
Callable 08/01/32 @ 100
3.000%, 02/01/57(B)	7,500	5,061
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	3,750	3,747
California State, Community Housing Agency, RB
Callable 08/01/31 @ 100
4.000%, 02/01/56(B)	3,000	2,440
California State, Infrastructure & Economic Development Bank, RB, AMT
Callable 01/17/25 @ 104
8.000%, 01/01/50(A)(B)	3,000	3,083
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,020
California State, Municipal Finance Authority, Ser A, RB, AGM
Callable 11/01/32 @ 100
5.250%, 11/01/52	1,000	1,066
California State, Municipal Finance Authority, Ser D, SPL Tax
Callable 09/01/29 @ 103
6.000%, 09/01/42	2,000	2,179
California State, Municipal Finance Authority, SPL Tax
Callable 09/01/29 @ 103
5.000%, 09/01/52	875	906

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B) (C)	$1,275	$17
California State, Pollution Control Financing Authority, RB, AMT
Callable 07/01/33 @ 100
5.000%, 07/01/34(B)	1,000	1,074
California State, Public Finance Authority, Ser A, RB
Callable 06/01/31 @ 103
6.500%, 06/01/54(B)	2,875	2,809
California State, School Finance Authority, RB
Callable 08/01/32 @ 100
5.375%, 08/01/42(B)	50	53
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 02/06/25 @ 100
6.000%, 10/01/49	1,120	1,120
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 02/06/25 @ 100
5.875%, 10/01/44	1,000	1,000
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 02/06/25 @ 100
5.625%, 10/01/34	575	575
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	1,500	1,542
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	514
California State, Statewide Communities Development Authority, RB
Callable 02/06/25 @ 100
5.250%, 12/01/44	4,000	4,001
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	2,250	2,130
Description	Face Amount (000)	Value (000)
City & County of San Francisco California Infrastructure & Revitalization Fing Dist No. 1, TA
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	$1,320	$1,309
City & County of San Francisco California, San Francisco International Airport, RB, AMT
Callable 05/01/34 @ 100
5.250%, 05/01/49	2,500	2,662
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	5,500	3,761
CSCDA Community Improvement Authority, RB
Callable 05/01/32 @ 100
3.250%, 05/01/57(B)	3,430	2,320
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	1,090	746
CSCDA Community Improvement Authority, Ser W, RB
Callable 06/01/32 @ 100
3.000%, 12/01/49(B)	1,000	674
Orange County Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/52	3,200	3,290
Tejon Ranch Public Facilities Finance Authority, SPL Tax
Callable 09/01/34 @ 100
5.000%, 09/01/54	1,000	1,032

Total California		53,131

Colorado [10.0%]
9th Avenue Metropolitan District No. 2, GO
Callable 02/06/25 @ 102
5.000%, 12/01/48	1,000	1,002
Amber Creek, Metropolitan District, Ser A, GO
Callable 02/06/25 @ 101
5.125%, 12/01/47	1,041	933
Amber Creek, Metropolitan District, Ser A, GO
Callable 02/06/25 @ 101
5.000%, 12/01/37	648	600
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(B)	3,500	2,848

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 02/06/25 @ 103
5.000%, 12/01/35	$729	$656
Broadway Station Metropolitan District No. 3, GO
Callable 02/06/25 @ 103
5.000%, 12/01/49	1,500	1,195
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 01/27/25 @ 102
5.375%, 12/01/48	1,775	1,775
Canyons Metropolitan District No. 5, Sub-Ser B, GO
Callable 12/01/29 @ 103
6.500%, 12/01/54	1,000	1,033
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	469
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	1,505	1,259
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	1,930	1,931
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	1,415	1,418
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.250%, 04/01/25(B) (D)	2,655	2,667
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.125%, 04/01/25(B) (D)	1,515	1,522
Colorado State, Health Facilities Authority, RB
Callable 11/15/31 @ 100
4.000%, 11/15/50	1,950	1,807
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/35	1,170	1,005
Description	Face Amount (000)	Value (000)
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	$3,000	$2,143
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	3,877
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 02/06/25 @ 100
5.750%, 01/01/44	2,000	2,001
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	1,255	1,205
Denver, International Business Center Metropolitan District No. 1, Ser A, GO
Callable 01/27/25 @ 100
4.000%, 12/01/48	850	708
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	650
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	1,155
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,201
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,681
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 02/06/25 @ 102
4.375%, 12/01/47	250	232
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 02/06/25 @ 102
4.125%, 12/01/40	575	530
Karl's Farm Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.625%, 09/01/25(B) (D)	1,900	1,987
Karl's Farm Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.375%, 09/01/25(B) (D)	645	673
Lanterns Metropolitan District No. 3, Sub-Ser A-1, GO
Callable 12/01/28 @ 103
7.250%, 12/01/53	2,300	2,434

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Legato Community Authority, Ser A-1, RB
Callable 06/01/26 @ 103
5.000%, 12/01/51	$1,025	$896
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 12/01/51(E)	7,335	5,560
Mineral Business Improvement District, Ser A, GO
Callable 12/01/29 @ 103
5.750%, 12/01/54(B)	1,250	1,265
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	1,953
Newlin Crossing Metropolitan District, Ser A, GO
Callable 12/01/29 @ 103
5.375%, 12/01/54(B)	1,145	1,154
North Holly, Metropolitan District, Ser A, GO
Callable 01/27/25 @ 102
5.500%, 12/01/48	1,755	1,759
North Range Metropolitan District No. 3, Ser A, GO
Callable 12/01/25 @ 103
5.250%, 12/01/50	3,000	3,021
Poudre Heights Valley Metropolitan District, Ser A, GO
Callable 09/01/29 @ 103
5.500%, 12/01/54(B)	975	953
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	3,725	3,146
Regional Transportation District, RB
4.000%, 07/15/40	500	486
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,372
Southglenn, Metropolitan District, GO
Callable 02/06/25 @ 100
5.000%, 12/01/46	1,558	1,484
Spring Hill, Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	500	513
Sterling Ranch Community Authority Board, RB
Callable 06/01/29 @ 103
6.500%, 12/01/54	1,000	1,040
Verve Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	2,000	1,593
Description	Face Amount (000)	Value (000)
Village at Dry Creek Metropolitan District No. 2, GO
Callable 02/06/25 @ 103
4.375%, 12/01/44	$624	$609
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	234
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 01/27/25 @ 103
5.375%, 12/01/48	1,283	1,285
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,393

Total Colorado		76,313

District of Columbia [0.7%]
District of Columbia, Ser A, GO
Callable 04/15/29 @ 100
4.000%, 10/15/39	5,000	4,998

Florida [7.6%]
Alachua County, Health Facilities Authority, RB
Callable 02/06/25 @ 100
6.375%, 11/15/49(C)	5,190	3,374
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,414
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,484
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(B)	2,250	1,917
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(B)	3,610	3,502
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/49(B)	2,750	2,577
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/49(B)	1,915	1,916

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	$905	$820
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	750	754
Florida State, Development Finance, RB, AMT
Callable 02/06/25 @ 104
8.250%, 07/01/57(A)(B)	3,000	3,102
Florida State, Development Finance, RB
Callable 06/15/32 @ 100
5.750%, 06/15/47	2,750	2,865
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	100	97
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35(B)	200	203
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(B)	1,045	1,012
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	1,950	1,789
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46(B)	300	245
Florida State, Development Finance, RB, AMT
Callable 04/02/26 @ 100
6.125%, 07/01/32(A)(B)	2,970	3,037
Florida State, Development Finance, RB, AMT
5.250%, 08/01/29(B)	1,375	1,436
Florida State, Development Finance, RB, AMT
Callable 02/06/25 @ 103
5.000%, 05/01/29(B)	3,500	3,554
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	4,946
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 02/06/25 @ 100
6.125%, 06/15/44(B)	3,000	3,002
Description	Face Amount (000)	Value (000)
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 02/06/25 @ 100
6.000%, 06/15/34(B)	$2,110	$2,112
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/33 @ 100
6.125%, 05/01/43	1,000	1,058
Lakewood Ranch, Stewardship District, SPA
5.450%, 05/01/33	500	524
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	1,839
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 02/06/25 @ 100
5.250%, 09/15/44	2,500	2,463
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,610
Palm Beach County Educational Facilities Authority, RB
Callable 04/01/34 @ 100
5.250%, 10/01/53	845	857
Village Community Development District No. 14, SPA
Callable 05/01/30 @ 100
5.375%, 05/01/42	2,440	2,547
Village Community Development District No. 15, SPA
Callable 05/01/32 @ 100
4.800%, 05/01/55(B)	1,000	989
Village Community Development District No. 15, SPA
Callable 05/01/32 @ 100
4.550%, 05/01/44(B)	500	495

Total Florida		57,540

Georgia [0.9%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	4,000	3,926

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	$4,000	$2,692

Total Georgia		6,618

Idaho [0.3%]
Idaho Falls Auditorium District, RB
Callable 05/15/26 @ 102
5.250%, 05/15/51(B)	2,250	2,254

Illinois [9.1%]
Aurora, Tax Increase Revenue, Ser A, TA
5.000%, 12/30/27	400	404
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,010
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	2,500	2,662
Chicago, O'Hare International Airport, Ser A, RB, AMT
Callable 01/01/29 @ 100
5.000%, 01/01/48	6,300	6,387
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	5,000	5,153
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	1,935	1,983
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,015
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/42	1,000	1,080
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/47	1,000	1,068
Illinois State, Finance Authority, RB
Callable 01/01/30 @ 102
6.375%, 01/01/48(B)	4,260	4,343
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	830	768
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	343
Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	$350	$294
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	176
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	4,250	3,987
Illinois State, Finance Authority, RB, AMT
Callable 06/01/33 @ 100
7.375%, 09/01/42(A)(B)	1,500	1,732
Illinois State, Finance Authority, RB, AMT
Callable 06/03/30 @ 100
7.250%, 09/01/52(A)(B)	1,500	1,662
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	2,130	2,137
Illinois State, Finance Authority, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 11/15/38	1,010	1,013
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,184
Illinois State, Finance Authority, Ser S, RB
Callable 12/01/25 @ 100
5.000%, 12/01/37	2,425	2,347
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	5,140	4,767
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	6,970	5,151
Morton Grove, Tax Increment Revenue, TA
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	1,903
Morton Grove, Tax Increment Revenue, TA
Callable 01/01/26 @ 100
4.250%, 01/01/29	675	658
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 02/06/25 @ 100
5.350%, 03/01/31	75	55

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Upper Illinois River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/48	$2,000	$1,992
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	4,500	4,537
Village of Gilberts, RB
Callable 01/22/25 @ 100
5.000%, 11/15/34	1,731	1,680
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,510	4,509
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	415	400
Village of Matteson Illinois, TA
Callable 12/01/26 @ 100
6.500%, 12/01/35	750	773
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
0.000%, 12/31/38(E)	1,680	1,386

Total Illinois		69,559

Indiana [2.0%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	2,745	2,489
Anderson Indiana, RB
5.000%, 01/01/25	100	100
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	1,986
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	5,750	5,052
Indianapolis Local Public Improvement Bond Bank, RB
Callable 03/01/33 @ 100
6.000%, 03/01/53	600	642
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,301
Description	Face Amount (000)	Value (000)
Terre Haute, Westminster Village Project, RB
Callable 02/06/25 @ 100
6.000%, 08/01/39	$2,355	$1,947

Total Indiana		15,517

Iowa [0.3%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,001

Kansas [0.7%]
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(D)	1,330	1,357
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	3,818

Total Kansas		5,175

Kentucky [1.2%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	3,678
Louisville, Ser A, RB
Callable 05/15/32 @ 100
5.000%, 05/15/52	5,000	5,144

Total Kentucky		8,822

Louisiana [0.7%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	5,350	5,389
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 02/06/25 @ 100
10.500%, 07/01/39(C)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (C)	1,319	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 02/06/25 @ 100
8.375%, 07/01/39(C)	$3,474	$—

Total Louisiana		5,389

Maryland [2.3%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,004
Baltimore, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	803
Baltimore, TA
Callable 06/01/29 @ 100
3.625%, 06/01/46(B)	1,370	1,137
Brunswick, SPL Tax
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,571
Brunswick, SPL Tax
Callable 01/01/29 @ 100
4.000%, 07/01/29	945	933
Frederick County, TA
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,261
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,176
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	962
Maryland State, Economic Development, TA
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	809
Maryland State, Economic Development, TA
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	744
Prince George's County, TA
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	2,016
Prince George's County, TA
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	1,006
Westminster, Luther Village Millers Grant Project, RB
Callable 02/06/25 @ 100
6.250%, 07/01/44	1,780	1,780
Westminster, Luther Village Millers Grant Project, RB
Callable 02/06/25 @ 100
6.125%, 07/01/39	750	750
Description	Face Amount (000)	Value (000)
Westminster, Luther Village Millers Grant Project, RB
Callable 02/06/25 @ 100
6.000%, 07/01/34	$1,205	$1,206

Total Maryland		17,158

Massachusetts [1.1%]
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	3,500	2,982
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	910	765
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	4,905	4,888

Total Massachusetts		8,635

Michigan [2.2%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	642
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/37	2,450	2,428
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/42	1,300	1,235
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,505	1,219
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 02/06/25 @ 100
6.500%, 12/01/40	3,745	3,737
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 02/06/25 @ 100
5.875%, 12/01/30	1,585	1,583
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/41(B)	895	790
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/33 @ 11
0.000%, 06/01/58(F)	3,000	95

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Michigan State, Trunk Line Revenue, RB
Callable 11/15/30 @ 100
4.000%, 11/15/39	$5,000	$5,075

Total Michigan		16,804

Minnesota [1.2%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 02/06/25 @ 103
4.750%, 11/01/35	3,000	2,820
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 02/06/25 @ 101
5.250%, 06/01/58	2,840	2,466
Minneapolis State, Riverton Community Housing Project, RB
Callable 02/06/25 @ 102
5.000%, 08/01/53(B)	500	480
Minneapolis State, Riverton Community Housing Project, RB
Callable 02/06/25 @ 102
4.750%, 08/01/43(B)	1,600	1,512
Minneapolis-St. Paul, Metropolitan Airports Commission, Sub-Ser, RB, AMT
Callable 01/01/34 @ 100
5.250%, 01/01/49	1,500	1,588

Total Minnesota		8,866

Missouri [2.9%]
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 02/06/25 @ 100
4.000%, 03/01/42	1,000	846
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 02/06/25 @ 100
3.625%, 03/01/33	500	449
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 02/06/25 @ 100
3.000%, 03/01/26	195	191
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	2,000	1,952
Description	Face Amount (000)	Value (000)
Kirkwood, Industrial Development Authority, RB
Callable 05/15/27 @ 100
5.250%, 05/15/30	$2,515	$2,511
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 01/27/25 @ 102
5.000%, 08/15/46	2,000	1,837
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,303
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,027
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29(C)	995	935
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 02/06/25 @ 100
4.375%, 05/15/36	2,065	1,988
St. Louis, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	1,960
St. Louis, Industrial Development Authority, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,273
University City, Industrial Development Authority, Ser A, RB
Callable 06/15/33 @ 100
4.875%, 06/15/36	1,710	1,724

Total Missouri		21,996

Nevada [2.0%]
Henderson Local Improvement Districts, SPA
Callable 03/01/33 @ 100
5.000%, 03/01/43	930	918
Henderson Local Improvement Districts, SPA
Callable 09/01/31 @ 100
4.000%, 09/01/51	245	208

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Henderson Local Improvement Districts, SPA
Callable 09/01/31 @ 100
3.500%, 09/01/45	$695	$544
Las Vegas, Special Improvement District No. 611, SPA
Callable 06/01/30 @ 100
4.125%, 06/01/50	845	732
Las Vegas, Special Improvement District No. 612 Skye Hills, SPA
Callable 06/01/30 @ 100
3.500%, 06/01/35	190	168
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.500%, 12/01/53	500	513
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.250%, 12/01/47	500	507
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/39	375	382
Las Vegas, Special Improvement District No. 812, Special Improvement District No. 812, SPA
Callable 12/01/25 @ 100
5.000%, 12/01/35	845	852
Las Vegas, Special Improvement District No. 814, SPA
Callable 06/01/29 @ 100
4.000%, 06/01/44	680	606
Las Vegas, Special Improvement District No. 815, SPA
Callable 12/01/30 @ 100
4.750%, 12/01/40	715	698
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,055	750
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	945	738
Las Vegas, Special Improvement District No. 817 Summerlin Village 29, SPA
Callable 06/01/33 @ 100
6.000%, 06/01/48	250	262
Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 818, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/54	$700	$699
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B) (C)	79	—
Nevada State, Department of Business & Industry, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/38(B)	1,000	1,002
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,602
Reno Nevada, Sub-Ser, RB
Callable 07/01/38 @ 31
0.000%, 07/01/58(B)(F)	13,500	1,987
State of Nevada Department of Business & Industry, RB, AMT
Callable 01/17/25 @ 104
8.125%, 01/01/50(A)	2,000	2,056

Total Nevada		15,224

New Hampshire [0.8%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(B)	1,250	1,233
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(B)	500	496
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A)(B)	5,615	4,733

Total New Hampshire		6,462

New Jersey [2.4%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 02/06/25 @ 100
5.250%, 09/15/29	645	646
New Jersey State, Economic Development Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(D)	370	399

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	$1,100	$1,101
New Jersey State, Economic Development Authority, RB, AMT
Callable 02/06/25 @ 101
5.625%, 11/15/30	1,000	1,003
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,182
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,252
New Jersey State, Transportation Trust Fund Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(D)	355	382
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	645	662
New Jersey State, Transportation Trust Fund Authority, RB
Pre-Refunded @ 100
4.500%, 12/15/28(D)	1,410	1,491
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	2,605	2,614
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	4,245	4,262
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,505

Total New Jersey		18,499

New Mexico [0.4%]
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	495
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	490
Description	Face Amount (000)	Value (000)
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/48	$1,750	$1,720

Total New Mexico		2,705

New York [6.1%]
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/31 @ 100
4.000%, 11/15/49	3,000	2,802
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,042
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	2,450	2,559
Nassau County, Industrial Development Agency, RB
Callable 10/01/26 @ 107
5.000%, 01/01/58(A) (C)	4,358	400
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.800%, 02/01/53	1,000	1,010
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.600%, 08/01/48	3,000	3,001
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.450%, 08/01/43	2,000	2,008
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/34 @ 100
5.000%, 03/15/54	5,000	5,356
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	922
New York State, Transportation Development, American Airlines, RB, AMT
Callable 01/27/25 @ 100
5.000%, 08/01/26	1,045	1,047
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 04/01/31 @ 100
6.000%, 04/01/35	1,500	1,670

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	$5,000	$5,101
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 10/01/30 @ 100
5.000%, 10/01/40	800	818
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 06/30/31 @ 100
6.000%, 06/30/54	2,000	2,139
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,410	1,467
Oneida Indian Nation of New York, Ser B, RB
Callable 09/01/31 @ 102
6.000%, 09/01/43(B)	1,000	1,091
Onondaga Civic Development, RB
Callable 08/01/34 @ 100
5.375%, 08/01/54	1,250	1,116
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,863
Suffolk Regional Off-Track Betting, RB
Callable 06/01/29 @ 100
6.000%, 12/01/53	1,000	1,038
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,514
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	6,581

Total New York		46,545

North Carolina [0.0%]
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	205
Description	Face Amount (000)	Value (000)
North Dakota [0.1%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	$1,100	$1,058
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(B) (C)	5,000	—

Total North Dakota		1,058

Ohio [2.1%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	3,500	3,049
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	2,000	1,772
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.500%, 02/15/52	3,800	3,860
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	3,000	3,003
County of Hamilton Ohio, RB
Callable 01/01/30 @ 103
5.750%, 01/01/53	500	521
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/06/25 @ 100
5.000%, 02/15/48	250	244
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	3,555	3,495

Total Ohio		15,944

Oklahoma [0.5%]
Oklahoma County, Finance Authority, RB
2.000%, 12/01/47	718	39
Oklahoma County, Finance Authority, Ser B, RB
Callable 01/01/30 @ 104
5.875%, 12/01/47	3,490	2,673

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	$1,000	$1,010
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(C)	3,843	8
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(C)	1,664	3

Total Oklahoma		3,733

Oregon [0.7%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	859
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/36	1,180	1,066
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	2,000	1,511
Port of Portland Oregon Airport Revenue, Ser 28, RB, AMT
Callable 07/01/32 @ 100
4.000%, 07/01/47	2,000	1,864
Total Oregon		5,300

Pennsylvania [3.3%]
Allegheny County, Airport Authority, Ser A, RB, AMT
Callable 01/01/31 @ 100
5.000%, 01/01/56	2,000	2,038
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,749
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	1,500	1,519
Description	Face Amount (000)	Value (000)
Berks County Municipal Authority, RB
Callable 01/27/25 @ 100
5.000%, 06/30/39	$4,778	$4,606
Berks County Municipal Authority, RB
Callable 01/27/25 @ 87
0.000%, 11/15/29(E)	2,387	1,676
Chester County, Health and Education Facilities Authority, Ser S, RB
Callable 12/01/25 @ 100
5.250%, 12/01/45	1,400	1,095
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SPA
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	600	576
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	1,135	840
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	3,110	2,581
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	780	711
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/54	1,000	892
Geisinger Authority, RB
Callable 02/15/27 @ 100
4.000%, 02/15/47	5,000	4,797
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.750%, 06/30/48	625	670
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,229

Total Pennsylvania		24,979

Rhode Island [0.4%]
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 01/22/25 @ 19
0.000%, 06/01/52(F)	21,270	3,125

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
South Carolina [0.2%]
Berkeley County, SPA
Callable 11/01/29 @ 100
4.375%, 11/01/49	$1,000	$899
Berkeley County, SPA
Callable 11/01/29 @ 100
4.000%, 11/01/30	425	413

Total South Carolina		1,312

Tennessee [0.7%]
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/45	5,000	4,237
Nashville, Metropolitan Development & Housing Agency, TA
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	900	913
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/28(B)	400	403

Total Tennessee		5,553

Texas [10.5%]
Arlington, Higher Education Finance, RB, PSF-GTD
Callable 08/15/34 @ 100
4.125%, 08/15/54	1,000	958
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 02/06/25 @ 100
7.125%, 03/01/44	2,300	2,300
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 02/06/25 @ 100
7.000%, 03/01/34	400	400
Celina, Cambridge Crossing Public Improvement Project, SPA
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	502
Celina, Cambridge Crossing Public Improvement Project, SPA
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,504
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,278
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	930
Description	Face Amount (000)	Value (000)
Horizon Regional Municipal Utility District, GO, BAM
Callable 08/01/30 @ 100
4.000%, 02/01/54	$1,000	$934
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	2,325
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	2,530	2,353
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	3,006
Lago Vista Texas, SPA
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	275	256
Matagorda County Navigation District No. 1, RB, AMBAC, AMT
5.125%, 11/01/28	1,500	1,551
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 02/06/25 @ 102
5.000%, 07/01/36	3,410	3,294
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 02/06/25 @ 102
5.000%, 07/01/46	1,250	1,110
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36	3,385	2,786
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37	545	436
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/51(B)	4,385	3,587
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A)	14,451	5,249
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/40(B)	4,750	4,694

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Newark Higher Education Finance, Ser A, RB, PSF-GTD
Callable 08/15/34 @ 100
4.375%, 08/15/59	$1,000	$1,001
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,708
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	906
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(D)	5,000	6,015
Port of Beaumont Navigation District, RB
10.000%, 07/01/26(B)	3,000	3,065
Port of Beaumont Navigation District, RB, AMT
Callable 01/01/32 @ 104
5.250%, 01/01/54(B)	250	255
Port of Beaumont Navigation District, RB, AMT
Callable 02/06/25 @ 102
2.875%, 01/01/41(B)	250	196
Port of Beaumont Navigation District, RB, AMT
Callable 02/06/25 @ 102
2.750%, 01/01/36(B)	1,000	835
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
8.000%, 07/01/38(C)	4,950	—
Tarrant County Cultural Education Facilities Finance, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 11/15/52	3,750	3,758
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(C)	2,983	—
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(C)	9,000	4,950
Temple, Ser A-REV, TA
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	2,001
Texas State, Department of Housing & Community Affairs, Ser A, RB, GNMA
Callable 09/01/27 @ 100
4.250%, 09/01/43	1,880	1,834
Description	Face Amount (000)	Value (000)
Texas State, Private Activity Bond Surface Transportation, RB, AMT
Callable 06/30/29 @ 100
5.000%, 06/30/58	$5,000	$5,071
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(F)	1,000	604
Texas Water Development Board, Ser A, RB
Callable 10/15/34 @ 100
4.375%, 10/15/54	5,000	4,969

Total Texas		79,621

Utah [1.0%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	1,988
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	500	499
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/33 @ 100
5.250%, 07/01/48	750	793
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/31 @ 100
5.000%, 07/01/51	2,000	2,047
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	1,750	1,648
Wood Ranch Public Infrastructure District, SPA
Callable 09/01/29 @ 103
5.625%, 12/01/53(B)	1,000	1,016

Total Utah		7,991

Virginia [0.7%]
Virginia Beach Development Authority, RB
Callable 09/01/30 @ 103
7.000%, 09/01/53	3,000	3,398
West Falls Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	2,125	2,182

Total Virginia		5,580

Washington [1.0%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	410
CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	$2,715	$2,533
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(B)	1,650	1,512
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/26 @ 103
5.000%, 01/01/55(B)	4,000	3,533

Total Washington		7,988

West Virginia [0.3%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.250%, 06/01/42(B)	2,620	2,164

Wisconsin [8.4%]
Hartford, Public Finance Authority, RB
Callable 02/06/25 @ 100
5.000%, 09/01/38(B)	1,580	1,580
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,463
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,252
Public Finance Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/30(B) (D)	100	109
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,201
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	1,575	1,578
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/62	2,500	2,495
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (D)	50	52
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (D)	60	63
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	1,750	1,465
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56(B)	3,000	2,369
Description	Face Amount (000)	Value (000)
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	$600	$511
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	3,290	2,749
Public Finance Authority, Ser A, RB
Callable 10/01/32 @ 100
5.000%, 10/01/52	5,000	5,231
Public Finance Authority, TA
Callable 06/01/29 @ 103
5.000%, 06/01/41(B)	500	509
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	2,995	2,854
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/32 @ 102
6.000%, 10/01/44	1,300	1,357
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/47	540	459
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	2,400	1,916
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 02/06/25 @ 100
5.250%, 12/01/49	4,000	3,606
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	4,625	4,639
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,300	3,241
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 02/06/25 @ 100
5.625%, 07/01/44	3,500	3,503
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 02/06/25 @ 100
5.375%, 07/01/34	2,000	2,002

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

December 31, 2024  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	$3,000	$3,021
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	1,665	1,591
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	835	766
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	3,000	3,009
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,018
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,297

Total Wisconsin		63,906

American Samoa [0.4%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,043

Puerto Rico [3.8%]
Children's Trust Fund, RB
Callable 02/06/25 @ 100
5.625%, 05/15/43	2,000	2,024
Children's Trust Fund, Ser A, RB
Callable 02/06/25 @ 9
0.000%, 05/15/57(F)	25,000	1,653
Commonwealth of Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/51(A)	6,130	3,801
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	5,167	5,148
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	876	863
Description	Face Amount (000)	Value (000)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	$10,005	$10,023
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	5,771	5,668
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	30

Total Puerto Rico		29,210

Total Municipal Bonds
(Cost $793,632)		759,897

Short-Term Investment [0.0%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.390%**	377	—

Total Short-Term Investment
(Cost $0)		—

Total Investments [99.8%]
(Cost $793,632)		$759,897

Percentages are based on net assets of $761,582 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2024.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2024, the value of these securities amounted to $248,284 (000), representing 32.6% of the net assets of the Fund.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Zero coupon security.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
AMT — Alternative Minimum Tax (subject to)
BAM — Build America Mutual
Cl — Class GNMA — Government National Mortgage Association
GO — General Obligation
PSF-GTD — Public School Fund Guaranteed
RB — Revenue Bond
Ser — Series SPA — Special Assessment
SPL Tax — Special Tax
TA — Tax Allocation

CNR-QH-002-3000

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Corporate Bonds [48.7%]
Aerospace & Defense [0.0%]
Boeing
3.200%, 03/01/29		$550	$507

Aerospace / Defense [0.3%]
Goat Holdco
6.750%, 02/01/32(A)		175	173
Spirit AeroSystems
9.375%, 11/30/29(A)		527	564
Spirit AeroSystems
9.750%, 11/15/30(A)		703	778
TransDigm
6.750%, 08/15/28(A)		275	278
TransDigm
6.375%, 03/01/29(A)		450	451
TransDigm
6.875%, 12/15/30(A)		1,500	1,522
TransDigm
6.625%, 03/01/32(A)		975	984

Total Aerospace / Defense			4,750

Agricultural [0.3%]
Kernel Holding
6.750%, 10/27/27		4,875	4,418
MHP Lux
6.250%, 09/19/29		277	233

Total Agricultural			4,651

Air Transportation [0.0%]
SGL Group ApS
7.951%, EUR003M + 4.750%, 04/22/30(B)	EUR	400	418

Airlines [0.3%]
Allegiant Travel
7.250%, 08/15/27(A)		1,065	1,071
American Airlines
5.500%, 04/20/26(A)		1,053	1,050
Azul Secured Finance LLP
11.930%, 08/28/28(A)		2,978	2,996

Total Airlines			5,117

Airport Develop/Maint [0.8%]
Aeropuertos Dominicanos Siglo XXI
7.000%, 06/30/34(A)		1,990	2,028
GMR Hyderabad International Airport
4.750%, 02/02/26		3,800	3,739
Description		Face Amount (000)(1)	Value (000)
Kingston Airport Revenue Finance
6.750%, 12/15/36(A)		$1,660	$1,668
TAV Havalimanlari Holding
8.500%, 12/07/28		5,645	5,835

Total Airport Develop/Maint			13,270

Auto Rent & Lease [0.1%]
Kapla Holding SAS
6.386%, EUR003M + 3.500%, 07/31/30(B)	EUR	750	779
Upbound Group
6.375%, 02/15/29(A)		1,565	1,522

Total Auto Rent & Lease			2,301

Automotive [0.7%]
Adient Global Holdings
4.875%, 08/15/26(A)		1,125	1,109
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		950	769
Ford Motor Credit
5.125%, 06/16/25		1,150	1,149
Ford Otomotiv Sanayi
7.125%, 04/25/29(A)		3,680	3,689
IHO Verwaltungs GmbH
8.000%, 11/15/32(A)		1,075	1,082
JB Poindexter
8.750%, 12/15/31(A)		400	421
Panther BF Aggregator 2
8.500%, 05/15/27(A)		2,000	2,003
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		875	752
ZF North America Capital
6.875%, 04/14/28(A)		200	200
ZF North America Capital
7.125%, 04/14/30(A)		325	319

Total Automotive			11,493

Autoparts [0.2%]
American Axle & Manufacturing
6.875%, 07/01/28		700	695
Grupo Antolin-Irausa
3.500%, 04/30/28	EUR	750	576
Metalsa Sapi De Cv
3.750%, 05/04/31		1,953	1,561
3.750%, 05/04/31(A)		1,805	1,442

Total Autoparts			4,274

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Banking [0.0%]
Ally Financial
5.750%, 11/20/25		$475	$477

Banks [4.7%]
Akbank
9.369%, H15T5Y + 5.270%, 06/14/73(A) (B)		9,480	9,635
Banca Transilvania, MTN
8.875%, EUAMDB01 + 5.580%, 04/27/27(B)	EUR	2,882	3,156
Banco Davivienda
6.650%, H15T10Y + 5.097%, 10/22/73(A) (B)		5,350	4,590
Banco de Credito e Inversiones
7.500%, H15T5Y + 3.767%, 03/12/73(B)		1,320	1,287
7.500%, H15T5Y + 3.767%, 03/12/73(A) (B)		3,700	3,608
Banco General
5.250%, H15T10Y + 3.665%, 11/07/73(B)		2,625	2,366
Banco Mercantil del Norte
7.625%, H15T10Y + 5.353%, 10/06/67(B)		6,165	6,049
Banco Mercantil del Norte
8.375%, H15T5Y + 4.072%, 02/20/73(A) (B)		1,350	1,347
Bancolombia
8.625%, H15T5Y + 4.320%, 12/24/34(B)		2,010	2,104
Bank Hapoalim
3.255%, H15T5Y + 2.155%, 01/21/32(A) (B)		2,697	2,536
Bank Nadra Via NDR Finance
8.250%, 06/22/17(C)		631	3
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466%, 03/24/73(B)		5,200	4,952
Bank of Georgia JSC
9.500%, USISSO05 + 5.618%, 10/16/73(A) (B)		3,800	3,704
BBVA Bancomer
5.125%, H15T5Y + 2.650%, 01/18/33(B)		2,605	2,416
BBVA Bancomer
8.125%, H15T5Y + 4.214%, 01/08/39(B)		4,900	4,989
Freedom Mortgage
7.625%, 05/01/26(A)		850	852
Freedom Mortgage
12.000%, 10/01/28(A)		775	843
Description		Face Amount (000)(1)	Value (000)
HDFC Bank
3.700%, H15T5Y + 2.925%, 02/25/73(B)		$3,000	$2,807
ING Bank, MTN
2.571%, 01/01/28(D)	JPY	210,917	1,066
Ipoteka-Bank ATIB
5.500%, 11/19/25		5,425	5,328
Jscb Agrobank
9.250%, 10/02/29(A)		3,000	3,060
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832%, 05/27/73(B)		2,785	2,740
Sovcombank Via SovCom Capital DAC
7.600%, H15T5Y + 6.362%, 02/17/73(D)		3,615	—
Turkiye Garanti Bankasi
8.375%, H15T5Y + 4.090%, 02/28/34(A) (B)		6,100	6,212
Yapi ve Kredi Bankasi, MTN
9.250%, 10/16/28		575	620
9.250%, 10/16/28(A)		3,950	4,258

Total Banks			80,528

Broadcasting & Cable [1.0%]
Cable One
4.000%, 11/15/30(A)		3,030	2,532
CCO Holdings
7.375%, 03/01/31(A)		1,879	1,916
Charter Communications Operating
6.650%, 02/01/34		765	788
Charter Communications Operating
6.484%, 10/23/45		2,130	2,014
CSC Holdings
11.250%, 05/15/28(A)		1,405	1,387
Gray Television
10.500%, 07/15/29(A)		570	570
LCPR Senior Secured Financing DAC
6.750%, 10/15/27		4,900	4,434
6.750%, 10/15/27(A)		1,625	1,470
LCPR Senior Secured Financing DAC
5.125%, 07/15/29(A)		985	790
Time Warner Cable
5.875%, 11/15/40		530	474

Total Broadcasting & Cable			16,375

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Building & Construction [1.1%]
Allegheny Ludlum
6.950%, 12/15/25		$470	$473
Assemblin Caverion Group
6.236%, EUR003M + 3.500%, 07/01/31(B)	EUR	700	726
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)		1,560	1,559
Builders FirstSource
4.250%, 02/01/32(A)		535	473
Cemex
9.125%, H15T5Y + 5.157%, 06/14/73(A) (B)		1,880	1,938
Dream Finders Homes
8.250%, 08/15/28(A)		946	986
Forestar Group
5.000%, 03/01/28(A)		818	790
Knife River
7.750%, 05/01/31(A)		1,255	1,307
LGI Homes
8.750%, 12/15/28(A)		490	514
Limak Cimento Sanayi ve Ticaret
9.750%, 07/25/29(A)		1,980	1,945
New Home
9.250%, 10/01/29(A)		1,434	1,509
Sisecam UK
8.250%, 05/02/29(A)		3,720	3,734
Smyrna Ready Mix Concrete
6.000%, 11/01/28(A)		490	478
Smyrna Ready Mix Concrete
8.875%, 11/15/31(A)		1,225	1,284
Summit Materials
6.500%, 03/15/27(A)		1,450	1,449
Winnebago Industries
6.250%, 07/15/28(A)		440	437
Yuksel Insaat
9.500%, 11/10/15(C)		12,655	127

Total Building & Construction			19,729

Building Materials [0.6%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)		350	335
American Builders & Contractors Supply
3.875%, 11/15/29(A)		400	363
Camelot Return Merger Sub
8.750%, 08/01/28(A)		740	709
CP Atlas Buyer
7.000%, 12/01/28(A)		775	682
Description	Face Amount (000)(1)	Value (000)
Foundation Building Materials
6.000%, 03/01/29(A)	$2,347	$2,057
GYP Holdings III
4.625%, 05/01/29(A)	975	919
Interface
5.500%, 12/01/28(A)	825	806
Masterbrand
7.000%, 07/15/32(A)	955	962
Miter Brands Acquisition Holdco
6.750%, 04/01/32(A)	475	477
Patrick Industries
6.375%, 11/01/32(A)	500	484
Standard Building Solutions
6.500%, 08/15/32(A)	475	476
Standard Industries
5.000%, 02/15/27(A)	600	587
Standard Industries
4.750%, 01/15/28(A)	1,150	1,100
Standard Industries
4.375%, 07/15/30(A)	530	486
White Capital Buyer
6.875%, 10/15/28(A)	725	717

Total Building Materials		11,160

Building-Heavy Construct [0.7%]
Arcosa
6.875%, 08/15/32(A)	290	295
HTA Group
7.500%, 06/04/29(A)	4,370	4,446
IRB Infrastructure Developers
7.110%, 03/11/32	3,700	3,736
Odebrecht Holdco Finance
0.000%, 09/10/58(E)	13,874	7
Sitios Latinoamerica
5.375%, 04/04/32(A)	3,860	3,622

Total Building-Heavy Construct		12,106

Cable Satellite [1.1%]
CCO Holdings
5.125%, 05/01/27(A)	1,600	1,572
CCO Holdings
5.000%, 02/01/28(A)	1,200	1,157
CCO Holdings
4.750%, 03/01/30(A)	535	488
CCO Holdings
4.500%, 08/15/30(A)	550	494
4.500%, 05/01/32	150	129
CCO Holdings
4.250%, 02/01/31(A)	150	131
4.250%, 01/15/34(A)	900	730

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
CSC Holdings
5.500%, 04/15/27(A)	$675	$604
CSC Holdings
5.750%, 01/15/30(A)	925	526
CSC Holdings
4.125%, 12/01/30(A)	400	287
CSC Holdings
3.375%, 02/15/31(A)	400	281
CSC Holdings
4.500%, 11/15/31(A)	675	486
DIRECTV Holdings
5.875%, 08/15/27(A)	981	956
DISH DBS
7.375%, 07/01/28	350	251
DISH DBS
5.125%, 06/01/29	525	336
Sirius XM Radio
4.000%, 07/15/28(A)	1,740	1,603
Sirius XM Radio
5.500%, 07/01/29(A)	1,475	1,415
Sirius XM Radio
3.875%, 09/01/31(A)	575	481
Sunrise FinCo I BV
4.875%, 07/15/31(A)	975	884
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	1,400	1,344
Virgin Media Finance
5.000%, 07/15/30(A)	825	698
Virgin Media Secured Finance
5.500%, 05/15/29(A)	1,425	1,337
Virgin Media Secured Finance
4.500%, 08/15/30(A)	825	712
Vmed O2 UK Financing I
4.750%, 07/15/31(A)	1,330	1,143
Ziggo Bond BV
6.000%, 01/15/27(A)	700	694
Ziggo Bond BV
5.125%, 02/28/30(A)	225	203
Ziggo Bond BV
4.875%, 01/15/30(A)	350	322

Total Cable Satellite		19,264

Chemicals [1.3%]
Axalta Coating Systems
4.750%, 06/15/27(A)	700	686
Axalta Coating Systems
3.375%, 02/15/29(A)	375	340
Braskem Netherlands Finance BV
8.500%, 01/12/31(A)	2,530	2,536
Braskem Netherlands Finance BV
7.250%, 02/13/33(A)	2,325	2,143
Description		Face Amount (000)(1)	Value (000)
Celanese US Holdings
6.950%, 11/15/33		$475	$493
Chemours
8.000%, 01/15/33(A)		435	425
Consolidated Energy Finance
12.000%, 02/15/31(A)		520	499
Element Solutions
3.875%, 09/01/28(A)		700	664
HB Fuller
4.250%, 10/15/28		775	729
Herens Holdco Sarl
4.750%, 05/15/28(A)		800	738
Illuminate Buyer
9.000%, 07/01/28(A)		525	532
INEOS Finance
6.750%, 05/15/28(A)		2,235	2,257
INEOS Quattro Finance 2
9.625%, 03/15/29(A)		470	496
Italmatch Chemicals
8.183%, EUR003M + 5.500%, 02/06/28(B)	EUR	937	983
LSF11 A5 HoldCo
6.625%, 10/15/29(A)		975	1,003
Mativ Holdings
8.000%, 10/01/29(A)		985	949
OCP
7.500%, 05/02/54(A)		3,850	3,903
Olympus Water US Holding
7.125%, 10/01/27(A)		375	380
Olympus Water US Holding
9.750%, 11/15/28(A)		325	345
Olympus Water US Holding
6.250%, 10/01/29(A)		875	831
Olympus Water US Holding
7.250%, 06/15/31(A)		300	305
SNF Group
3.375%, 03/15/30(A)		275	241
WR Grace Holdings
4.875%, 06/15/27(A)		425	412
WR Grace Holdings
5.625%, 08/15/29(A)		225	207

Total Chemicals			22,097

Coal Mining [0.1%]
Coronado Finance Pty
9.250%, 10/01/29(A)		682	692
New World Resources
8.000%, 04/07/20(C)	EUR	1,101	2

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Warrior Met Coal
7.875%, 12/01/28(A)		$1,097	$1,132

Total Coal Mining			1,826

Commercial Serv-Finance [0.1%]
Sabre GLBL
8.625%, 06/01/27(A)		916	904
Shift4 Payments
6.750%, 08/15/32(A)		483	491

Total Commercial Serv-Finance			1,395

Commercial Services [0.2%]
Arena Luxembourg Finance Sarl
6.345%, EUR003M + 3.000%, 02/01/27(B)	EUR	200	209
Bidvest Group UK
3.625%, 09/23/26		2,575	2,468
Live Nation Entertainment
5.625%, 03/15/26(A)		580	579
SD International Sukuk, MTN
6.300%, 05/09/22(C)		13,384	1

Total Commercial Services			3,257

Communication & Media [0.3%]
Globo Comunicacao e Participacoes
5.500%, 01/14/32		1,505	1,336
5.500%, 01/14/32(A)		4,140	3,675

Total Communication & Media			5,011

Computer System Design & Services [0.3%]
Diebold Nixdorf
7.750%, 03/31/30(A)		618	635
Magnum Holdings
5.375%, 10/31/26(A)		4,900	4,774

Total Computer System Design & Services			5,409

Computers-Memory Devices [0.1%]
Seagate HDD Cayman
8.250%, 12/15/29		911	971

Construction Machinery [0.1%]
Terex
5.000%, 05/15/29(A)		680	648
United Rentals North America
5.500%, 05/15/27		424	421
Description	Face Amount (000)(1)	Value (000)
United Rentals North America
4.875%, 01/15/28	$600	$584

Total Construction Machinery		1,653

Consumer Cyclical Services [0.4%]
Allied Universal Holdco
9.750%, 07/15/27(A)	475	478
Allied Universal Holdco
6.000%, 06/01/29(A)	1,375	1,253
Allied Universal Holdco
7.875%, 02/15/31(A)	425	435
Brink's
6.500%, 06/15/29(A)	350	355
Brink's
6.750%, 06/15/32(A)	350	352
Cars.com
6.375%, 11/01/28(A)	525	522
Dun & Bradstreet
5.000%, 12/15/29(A)	625	595
Garda World Security
6.000%, 06/01/29(A)	1,250	1,185
Garda World Security
8.375%, 11/15/32(A)	650	662
Go Daddy Operating
5.250%, 12/01/27(A)	725	712
Match Group
5.000%, 12/15/27(A)	1,000	967
Match Group
4.625%, 06/01/28(A)	250	238

Total Consumer Cyclical Services		7,754

Consumer Products [0.2%]
BCPE Empire Holdings
7.625%, 05/01/27(A)	1,500	1,495
Champ Acquisition
8.375%, 12/01/31(A)	340	347
Edgewell Personal Care
5.500%, 06/01/28(A)	725	710
Edgewell Personal Care
4.125%, 04/01/29(A)	200	184
Energizer Holdings
6.500%, 12/31/27(A)	750	751
Energizer Holdings
4.375%, 03/31/29(A)	850	789

Total Consumer Products		4,276

Consumer Products & Services [0.1%]
Kronos Acquisition Holdings
8.250%, 06/30/31(A)	525	500
CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Kronos Acquisition Holdings
10.750%, 06/30/32(A)		$525	$483

Total Consumer Products & Services			983

Containers & Packaging [0.0%]
Graham Packaging
7.125%, 08/15/28(A)		660	650

Dialysis Centers [0.1%]
DaVita
6.875%, 09/01/32(A)		980	988

Distribution/Wholesale [0.1%]
Azelis Finance
4.750%, 09/25/29	EUR	240	256
Windsor Holdings III
8.500%, 06/15/30(A)		875	920

Total Distribution/Wholesale			1,176

Diversified Manufacturing [0.2%]
EMRLD Borrower
6.625%, 12/15/30(A)		1,500	1,502
Gates
6.875%, 07/01/29(A)		400	407
WESCO Distribution
7.250%, 06/15/28(A)		800	813
WESCO Distribution
6.375%, 03/15/29(A)		100	101
WESCO Distribution
6.625%, 03/15/32(A)		150	153

Total Diversified Manufacturing			2,976

Drugs [0.3%]
Neopharmed Gentili SPA
7.429%, EUR003M + 4.250%, 04/08/30(B)	EUR	400	420
Organon
2.875%, 04/30/28	EUR	1,000	1,008
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/31		4,550	5,084

Total Drugs			6,512

E-Commerce/Products [0.0%]
ANGI Group
3.875%, 08/15/28(A)		685	612
Description		Face Amount (000)(1)	Value (000)
E-Commerce/Services [0.1%]
Uber Technologies
7.500%, 09/15/27(A)		$978	$995

Electric Utilities [1.6%]
AES Andes
8.150%, H15T5Y + 3.835%, 06/10/55(A) (B)		1,540	1,558
FirstEnergy
2.050%, 03/01/25		174	173
Greenko Power II
4.300%, 12/13/28		601	564
Lightning Power
7.250%, 08/15/32(A)		1,360	1,398
Mercury Chile Holdco
6.500%, 01/24/27(A)		6,830	6,765
Minejesa Capital BV
5.625%, 08/10/37(A)		5,300	4,928
Mong Duong Finance Holdings BV
5.125%, 05/07/29		4,605	4,424
Pike
8.625%, 01/31/31(A)		924	975
Star Energy Geothermal Wayang Windu
6.750%, 04/24/33		5,047	5,085
Vistra
8.000%, H15T5Y + 6.930%, 04/15/73(A) (B)		1,130	1,153

Total Electric Utilities			27,023

Energy & Power [0.5%]
Continuum Energy Aura Pte
9.500%, 02/24/27(A)		2,440	2,555
FS Luxembourg Sarl
8.875%, 02/12/31		3,550	3,601
Greenko Solar Mauritius
5.950%, 07/29/26		1,900	1,924

Total Energy & Power			8,080

Entertainment & Gaming [1.1%]
IGT Lottery Holdings BV
4.250%, 03/15/30	EUR	430	453
Lottomatica Group Spa
6.939%, EUR003M + 4.000%, 12/15/30(B)	EUR	400	421
Lottomatica Group Spa
6.189%, EUR003M + 3.250%, 06/01/31(B)	EUR	200	209
Melco Resorts Finance
4.875%, 06/06/25		2,340	2,325

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Melco Resorts Finance
5.250%, 04/26/26		$4,600	$4,523
MGM China Holdings
5.250%, 06/18/25		2,700	2,687
MGM China Holdings
7.125%, 06/26/31(A)		2,070	2,093
Studio City Finance
6.500%, 01/15/28		4,000	3,888
Wynn Macau
5.625%, 08/26/28		900	867
Wynn Macau
5.125%, 12/15/29		2,100	1,948

Total Entertainment & Gaming			19,414

Finance [0.1%]
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	450	307
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	700	585

Total Finance			892

Finance Companies [0.7%]
Boost Newco Borrower
7.500%, 01/15/31(A)		2,165	2,270
Macquarie Airfinance Holdings
6.400%, 03/26/29(A)		75	77
Macquarie Airfinance Holdings
8.125%, 03/30/29(A)		835	883
Macquarie Airfinance Holdings
6.500%, 03/26/31(A)		75	78
Navient
6.750%, 06/25/25		375	375
Navient
5.000%, 03/15/27		750	735
Rocket Mortgage
3.625%, 03/01/29(A)		350	317
Rocket Mortgage
3.875%, 03/01/31(A)		950	827
Rocket Mortgage
4.000%, 10/15/33(A)		575	479
United Wholesale Mortgage
5.500%, 11/15/25(A)		1,690	1,682
5.500%, 04/15/29(A)		3,228	3,109
UWM Holdings
6.625%, 02/01/30(A)		840	835

Total Finance Companies			11,667

Financial Services [1.7%]
ASG Finance Designated Activity
9.750%, 05/15/29(A)		6,040	6,110
Description		Face Amount (000)(1)	Value (000)
Bread Financial Holdings
9.750%, 03/15/29(A)		$940	$1,010
Castlelake Aviation Finance DAC
5.000%, 04/15/27(A)		650	653
CSN Inova Ventures
6.750%, 01/28/28(A)		2,680	2,497
Enact Holdings
6.250%, 05/28/29		1,910	1,945
Encore Capital Group
4.250%, 06/01/28	GBP	500	587
Encore Capital Group
9.250%, 04/01/29(A)		1,410	1,502
Enova International
9.125%, 08/01/29(A)		490	510
Freedom Mortgage Holdings
9.250%, 02/01/29(A)		754	778
GGAM Finance
8.000%, 02/15/27(A)		990	1,021
goeasy
9.250%, 12/01/28(A)		455	485
goeasy
7.625%, 07/01/29(A)		940	961
Iqera Group SAS
9.523%, EUR003M + 6.500%, 02/15/27(B)	EUR	900	539
Jefferies Finance
5.000%, 08/15/28(A)		765	718
Jefferies Finance
6.625%, 10/15/31(A)		325	324
Macquarie Airfinance Holdings
8.375%, 05/01/28(A)		560	587
Nationstar Mortgage Holdings
6.500%, 08/01/29(A)		440	439
Nationstar Mortgage Holdings
5.750%, 11/15/31(A)		900	860
Nationstar Mortgage Holdings
7.125%, 02/01/32(A)		287	291
OEC Finance
7.500%, 03/14/73(C)		38	1
OneMain Finance
9.000%, 01/15/29		1,435	1,523
PennyMac Financial Services
5.375%, 10/15/25(A)		785	783
PennyMac Financial Services
7.875%, 12/15/29(A)		450	471
PRA Group
5.000%, 10/01/29(A)		845	773
PRA Group
8.875%, 01/31/30(A)		927	960

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Sobha Sukuk
8.750%, 07/17/28		$3,557	$3,631

Total Financial Services			29,959

Food & Beverage [0.2%]
BellRing Brands
7.000%, 03/15/30(A)		925	947
Performance Food Group
4.250%, 08/01/29(A)		925	858
Performance Food Group
6.125%, 09/15/32(A)		50	50
Post Holdings
6.250%, 02/15/32(A)		400	397
6.250%, 10/15/34(A)		175	171
Post Holdings
6.375%, 03/01/33(A)		550	538
US Foods
6.875%, 09/15/28(A)		375	384
US Foods
4.750%, 02/15/29(A)		675	646
US Foods
5.750%, 04/15/33(A)		75	73

Total Food & Beverage			4,064

Food, Beverage & Tobacco [1.2%]
Agrosuper
4.600%, 01/20/32(A)		5,235	4,669
BRF
4.875%, 01/24/30		2,885	2,648
Coca-Cola Icecek
50.500%, 04/28/25	TRY	101,100	2,858
Health & Happiness H&H International Holdings
13.500%, 06/26/26		3,490	3,713
Minerva Luxembourg
4.375%, 03/18/31(A)		4,475	3,755
Simmons Foods
4.625%, 03/01/29(A)		855	790
Turning Point Brands
5.625%, 02/15/26(A)		1,915	1,905

Total Food, Beverage & Tobacco			20,338

Food-Baking [0.0%]
Sammontana Italia
6.973%, EUR003M + 3.750%, 10/15/31(B)	EUR	350	364

Description	Face Amount (000)(1)	Value (000)
Food-Flour and Grain [0.2%]
Aragvi Finance International DAC
11.125%, 11/20/29(A)	$3,500	$3,459

Gaming [0.7%]
Affinity Interactive
6.875%, 12/15/27(A)	250	188
Boyd Gaming
4.750%, 12/01/27	875	846
Caesars Entertainment
4.625%, 10/15/29(A)	225	211
Caesars Entertainment
7.000%, 02/15/30(A)	225	229
Caesars Entertainment
6.500%, 02/15/32(A)	425	427
Caesars Entertainment
6.000%, 10/15/32(A)	500	482
Churchill Downs
5.750%, 04/01/30(A)	150	147
Churchill Downs
6.750%, 05/01/31(A)	910	920
Colt Merger Sub
8.125%, 07/01/27(A)	787	795
Light & Wonder International
7.250%, 11/15/29(A)	125	127
Light & Wonder International
7.500%, 09/01/31(A)	625	644
MGM Resorts International
6.125%, 09/15/29	300	299
MGM Resorts International
6.500%, 04/15/32	625	623
Midwest Gaming Borrower
4.875%, 05/01/29(A)	775	731
Mohegan Tribal Gaming Authority
8.000%, 02/01/26(A)	850	846
Ontario Gaming GTA
8.000%, 08/01/30(A)	800	822
Penn Entertainment
5.625%, 01/15/27(A)	250	246
Penn Entertainment
4.125%, 07/01/29(A)	125	112
Scientific Games Holdings
6.625%, 03/01/30(A)	650	622
Station Casinos
4.500%, 02/15/28(A)	1,990	1,888
Station Casinos
4.625%, 12/01/31(A)	860	771
Wynn Resorts Finance
7.125%, 02/15/31(A)	475	495

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Wynn Resorts Finance
6.250%, 03/15/33(A)	$200	$196

Total Gaming		12,667

Gold Mining [0.6%]
Aris Mining
8.000%, 10/31/29(A)	3,870	3,831
Cia de Minas Buenaventura SAA
5.500%, 07/23/26	6,285	6,280

Total Gold Mining		10,111

Health Insurance [0.0%]
Molina Healthcare
6.250%, 01/15/33(A)	175	173

Healthcare [0.6%]
Avantor Funding
4.625%, 07/15/28(A)	875	835
CHS
5.625%, 03/15/27(A)	650	624
CHS
6.000%, 01/15/29(A)	250	224
CHS
6.875%, 04/15/29(A)	725	547
Concentra Escrow Issuer
6.875%, 07/15/32(A)	225	229
DaVita
4.625%, 06/01/30(A)	220	202
Embecta
6.750%, 02/15/30(A)	325	308
IQVIA
5.000%, 10/15/26(A)	1,075	1,061
Medline Borrower
6.250%, 04/01/29(A)	525	530
Medline Borrower
5.250%, 10/01/29(A)	1,900	1,834
Neogen Food Safety
8.625%, 07/20/30(A)	400	429
Raven Acquisition Holdings
6.875%, 11/15/31(A)	500	495
Select Medical
6.250%, 12/01/32(A)	250	240
Tenet Healthcare
5.125%, 11/01/27	1,225	1,200
Tenet Healthcare
6.125%, 10/01/28	1,354	1,351
Tenet Healthcare
6.750%, 05/15/31	450	455

Total Healthcare		10,564
Description		Face Amount (000)(1)	Value (000)
Homebuilders/Materials/Construction [0.0%]
Victoria
3.750%, 03/15/28	EUR	$500	$361

Hotels and Motels [0.1%]
Hilton Grand Vacations Borrower
6.625%, 01/15/32(A)		495	497
Marriott Ownership Resorts
4.750%, 01/15/28		1,045	1,004
Travel + Leisure
6.625%, 07/31/26(A)		938	948

Total Hotels and Motels			2,449

Independent Energy [0.6%]
Aethon United BR
7.500%, 10/01/29(A)		425	435
Antero Resources
7.625%, 02/01/29(A)		159	163
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		375	453
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)		1,685	1,720
Ascent Resources Utica Holdings
6.625%, 10/15/32(A)		883	878
Chord Energy
6.375%, 06/01/26(A)		500	500
Civitas Resources
8.375%, 07/01/28(A)		1,130	1,173
Civitas Resources
8.625%, 11/01/30(A)		225	236
Civitas Resources
8.750%, 07/01/31(A)		150	156
Comstock Resources
6.750%, 03/01/29(A)		825	804
Expand Energy
5.375%, 03/15/30		300	294
Expand Energy
7.000%, 12/31/49(C) (D)		575	2
Matador Resources
6.500%, 04/15/32(A)		450	445
Matador Resources
6.250%, 04/15/33(A)		100	97
Permian Resources Operating
5.375%, 01/15/26(A)		350	347
Permian Resources Operating
6.250%, 02/01/33(A)		175	173
Range Resources
8.250%, 01/15/29		500	515
Sitio Royalties Operating Partnership
7.875%, 11/01/28(A)		300	308

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
SM Energy
6.750%, 09/15/26	$625	$624
SM Energy
7.000%, 08/01/32(A)	100	99
TGNR Intermediate Holdings
5.500%, 10/15/29(A)	475	444

Total Independent Energy		9,866

Industrial - Other [0.2%]
Hillenbrand
6.250%, 02/15/29	525	525
Madison IAQ
5.875%, 06/30/29(A)	1,525	1,440
Rand Parent
8.500%, 02/15/30(A)	685	689
SPX FLOW
8.750%, 04/01/30(A)	900	922

Total Industrial - Other		3,576

Insurance [0.1%]
APH Somerset Investor 2
7.875%, 11/01/29(A)	510	517
Howden UK Refinance
8.125%, 02/15/32(A)	1,965	2,007

Total Insurance		2,524

Insurance - P&C [1.1%]
Acrisure
7.500%, 11/06/30(A)	1,020	1,050
Alliant Holdings Intermediate
6.750%, 10/15/27(A)	680	675
Alliant Holdings Intermediate
5.875%, 11/01/29(A)	250	240
Alliant Holdings Intermediate
7.000%, 01/15/31(A)	725	728
Alliant Holdings Intermediate
7.375%, 10/01/32(A)	350	353
AmWINS Group
4.875%, 06/30/29(A)	1,300	1,221
Ardonagh Finco
7.750%, 02/15/31(A)	250	257
Ardonagh Group Finance
8.875%, 02/15/32(A)	1,750	1,818
AssuredPartners
5.625%, 01/15/29(A)	775	783
AssuredPartners
7.500%, 02/15/32(A)	275	296
Baldwin Insurance Group Holdings
7.125%, 05/15/31(A)	1,670	1,704
Description		Face Amount (000)(1)	Value (000)
BroadStreet Partners
5.875%, 04/15/29(A)		$1,450	$1,403
HUB International
5.625%, 12/01/29(A)		1,075	1,042
HUB International
7.250%, 06/15/30(A)		1,200	1,230
HUB International
7.375%, 01/31/32(A)		900	914
Jones Deslauriers Insurance Management
8.500%, 03/15/30(A)		875	921
Jones Deslauriers Insurance Management
10.500%, 12/15/30(A)		600	649
Panther Escrow Issuer
7.125%, 06/01/31(A)		1,200	1,212
Ryan Specialty
4.375%, 02/01/30(A)		300	282
Ryan Specialty
5.875%, 08/01/32(A)		300	297
USI
7.500%, 01/15/32(A)		1,375	1,422

Total Insurance - P&C			18,497

Internet Connectiv Svcs [0.1%]
United Group BV
7.273%, EUR003M + 4.250%, 02/01/29(B)	EUR	500	519
7.273%, EUR003M + 4.250%, 02/15/31(B)	EUR	630	653

Total Internet Connectiv Svcs			1,172

Investment Bank/Broker-Dealer [0.1%]
Aretec Group
10.000%, 08/15/30(A)		935	1,021
VFH Parent
7.500%, 06/15/31(A)		885	910

Total Investment Bank/Broker-Dealer			1,931

Investment Companies [0.1%]
Hightower Holding
6.750%, 04/15/29(A)		1,006	1,002

Leisure [0.7%]
Carnival
6.000%, 05/01/29(A)		475	474
Carnival
7.000%, 08/15/29(A)		175	182
Carnival
10.500%, 06/01/30(A)		2,131	2,278

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
NCL
5.875%, 03/15/26(A)	$1,100	$1,099
5.875%, 02/15/27(A)	1,580	1,575
NCL
8.125%, 01/15/29(A)	250	263
NCL
7.750%, 02/15/29(A)	125	131
NCL Finance
6.125%, 03/15/28(A)	200	201
Royal Caribbean Cruises
5.500%, 08/31/26(A)	350	350
Royal Caribbean Cruises
5.375%, 07/15/27(A)	525	522
Royal Caribbean Cruises
5.625%, 09/30/31(A)	100	98
Royal Caribbean Cruises
6.250%, 03/15/32(A)	275	278
Royal Caribbean Cruises
6.000%, 02/01/33(A)	175	174
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)	900	859
Six Flags Entertainment
7.250%, 05/15/31(A)	875	894
Viking Cruises
6.250%, 05/15/25(A)	1,690	1,688
VOC Escrow
5.000%, 02/15/28(A)	1,005	978

Total Leisure		12,044

Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)	525	525
Hilton Domestic Operating
3.750%, 05/01/29(A)	375	346
Hilton Domestic Operating
5.875%, 03/15/33(A)	300	295
RHP Hotel Properties
6.500%, 04/01/32(A)	425	427
Wyndham Hotels & Resorts
4.375%, 08/15/28(A)	375	357
XHR
6.625%, 05/15/30(A)	125	125

Total Lodging		2,075

Machinery [0.1%]
Manitowoc
9.250%, 10/01/31(A)	870	892
Description		Face Amount (000)(1)	Value (000)
Machinery-General Indust [0.0%]
Omnia Della Toffola
6.933%, EUR003M + 4.250%, 11/05/31(B)	EUR	$120	$122

Machinery-Pumps [0.0%]
CEME
7.183%, EUR003M + 4.500%, 09/30/31(B)	EUR	500	514

Marine Services [0.1%]
DP World Salaam
6.000%, H15T5Y + 5.750%, 01/01/74(B)		2,250	2,236

Media Entertainment [0.3%]
Audacy Capital
6.500%, 05/01/27(A) (C)		2,050	92
Audacy Capital
6.750%, 03/31/29(A) (C)		1,350	61
CMG Media
8.875%, 06/18/29(A)		375	281
Gray Television
5.375%, 11/15/31(A)		350	186
Lamar Media
4.875%, 01/15/29		1,000	961
Nexstar Broadcasting
5.625%, 07/15/27(A)		325	317
Outfront Media Capital
4.625%, 03/15/30(A)		925	855
Sinclair Television Group
5.500%, 03/01/30(A)		575	388
Sinclair Television Group
4.125%, 12/01/30(A)		175	129
Stagwell Global
5.625%, 08/15/29(A)		1,550	1,476
Univision Communications
8.000%, 08/15/28(A)		200	204
Univision Communications
4.500%, 05/01/29(A)		300	268
Univision Communications
7.375%, 06/30/30(A)		625	598

Total Media Entertainment			5,816

Medical Products & Services [0.1%]
LifePoint Health
9.875%, 08/15/30(A)		450	485
LifePoint Health
11.000%, 10/15/30(A)		470	516
RAY Financing
6.929%, EUR003M + 3.750%, 07/15/31(B)	EUR	400	417

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Tenet Healthcare
6.125%, 06/15/30	$490	$486

Total Medical Products & Services		1,904

Metal-Copper [0.2%]
First Quantum Minerals
6.875%, 10/15/27(A)	520	517
First Quantum Minerals
9.375%, 03/01/29(A)	2,345	2,494

Total Metal-Copper		3,011

Metal-Iron [0.3%]
Mineral Resources
8.125%, 05/01/27(A)	1,495	1,501
Mineral Resources
9.250%, 10/01/28(A)	945	991
Mineral Resources, MTN
8.000%, 11/01/27(A)	490	501
Samarco Mineracao
9.000% PIK, 06/30/31	2,456	2,399
TMS International
6.250%, 04/15/29(A)	820	789

Total Metal-Iron		6,181

Metals & Mining [0.6%]
Alcoa Nederland Holding BV
7.125%, 03/15/31(A)	565	584
Arsenal AIC Parent
8.000%, 10/01/30(A)	535	553
Arsenal AIC Parent
11.500%, 10/01/31(A)	890	996
Cleveland-Cliffs
4.625%, 03/01/29(A)	650	603
Cleveland-Cliffs
6.875%, 11/01/29(A)	125	124
Cleveland-Cliffs
7.000%, 03/15/32(A)	1,770	1,738
Cleveland-Cliffs
7.375%, 05/01/33(A)	700	688
Coeur Mining
5.125%, 02/15/29(A)	650	622
Kaiser Aluminum
4.500%, 06/01/31(A)	550	485
Vedanta Resources Finance II
9.250%, 04/23/26	2,110	2,113
Vedanta Resources Finance II
10.250%, 06/03/28(A)	1,150	1,172
Description		Face Amount (000)(1)	Value (000)
Vedanta Resources Finance II
10.875%, 09/17/29(A)		$720	$744

Total Metals & Mining			10,422

Midstream [0.5%]
Antero Midstream Partners
5.750%, 03/01/27(A)		2,025	2,016
Blue Racer Midstream
7.000%, 07/15/29(A)		150	153
Blue Racer Midstream
7.250%, 07/15/32(A)		200	206
CNX Midstream Partners
4.750%, 04/15/30(A)		875	798
DT Midstream
4.375%, 06/15/31(A)		950	867
EQM Midstream Partners
6.375%, 04/01/29(A)		275	276
EQT Midstream Partners
6.500%, 07/01/27(A)		500	506
Hess Midstream Operations
5.125%, 06/15/28(A)		825	802
Northriver Midstream Finance
6.750%, 07/15/32(A)		575	578
Solaris Midstream Holdings
7.625%, 04/01/26(A)		725	726
Suburban Propane Partners
5.875%, 03/01/27		750	744
Suburban Propane Partners
5.000%, 06/01/31(A)		375	334
Targa Resources Partners
6.500%, 07/15/27		850	856

Total Midstream			8,862

Miscellaneous Manufacturing [0.0%]
Anolis Capital Markets PCC
4.150%, 01/01/28(D)	EUR	644	580

Motion Pictures and Services [0.1%]
Warnermedia Holdings
4.279%, 03/15/32		1,371	1,209

Non-Ferrous Metals [0.2%]
Minsur
4.500%, 10/28/31		3,200	2,839

Oil Field Services [0.4%]
Archrock Partners
6.875%, 04/01/27(A)		1,300	1,307
Kodiak Gas Services
7.250%, 02/15/29(A)		625	638
CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Nabors Industries
7.375%, 05/15/27(A)		$1,030	$1,029
Nabors Industries
7.500%, 01/15/28(A)		175	162
Nabors Industries
9.125%, 01/31/30(A)		990	1,006
Nabors Industries
8.875%, 08/15/31(A)		225	209
ORO SG Pte
12.000%, 12/20/25(D)		9,393	9
Precision Drilling
7.125%, 01/15/26(A)		314	314
Precision Drilling
6.875%, 01/15/29(A)		505	500
Transocean Titan Financing
8.375%, 02/01/28(A)		952	971
USA Compression Partners
7.125%, 03/15/29(A)		1,225	1,247

Total Oil Field Services			7,392

Oil-Field Services [0.0%]
OEG Finance
7.250%, 09/27/29	EUR	150	162

Packaging [0.5%]
ARD Finance
6.500% PIK, 06/30/27(A)		807	113
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)		975	837
Ardagh Packaging Finance
5.250%, 08/15/27(A)		1,300	738
Ball
6.000%, 06/15/29		675	680
Clydesdale Acquisition Holdings
6.875%, 01/15/30(A)		275	277
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)		1,575	1,592
Mauser Packaging Solutions Holding
7.875%, 04/15/27(A)		450	459
Mauser Packaging Solutions Holding
9.250%, 04/15/27(A)		375	380
OI European Group BV
4.750%, 02/15/30(A)		925	823
Owens-Brockway Glass Container
7.375%, 06/01/32(A)		175	167
Sealed Air
7.250%, 02/15/31(A)		550	567
Description	Face Amount (000)(1)	Value (000)
Sealed Air
6.500%, 07/15/32(A)	$450	$451
Trivium Packaging Finance BV
8.500%, 08/15/27(A)	1,400	1,398

Total Packaging		8,482

Paper [0.1%]
Clearwater Paper
4.750%, 08/15/28(A)	575	543
Graphic Packaging International
4.750%, 07/15/27(A)	300	293
Graphic Packaging International
3.500%, 03/15/28(A)	300	280

Total Paper		1,116

Paper & Related Products [0.3%]
LD Celulose International GmbH
7.950%, 01/26/32	1,120	1,123
7.950%, 01/26/32(A)	3,720	3,731

Total Paper & Related Products		4,854

Petroleum & Fuel Products [5.9%]
California Resources
8.250%, 06/15/29(A)	955	968
CITGO Petroleum
7.000%, 06/15/25(A)	530	531
Cosan Overseas
8.250%, 02/05/73	4,540	4,531
Ecopetrol
4.625%, 11/02/31	7,550	6,261
Ecopetrol
8.875%, 01/13/33	1,230	1,253
Ecopetrol
8.375%, 01/19/36	1,080	1,042
Ecopetrol
5.875%, 05/28/45	4,500	3,100
Energean Israel Finance
5.375%, 03/30/28(A)	2,908	2,691
Energy Transfer
7.125%, H15T5Y + 2.829%, 10/01/54(B)	945	958
Geopark
5.500%, 01/17/27	7,780	7,461
Global Partners
8.250%, 01/15/32(A)	515	530
Gulfport Energy Operating
6.750%, 09/01/29(A)	350	352
Hilcorp Energy I
8.375%, 11/01/33(A)	2,024	2,066

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Hilcorp Energy I
7.250%, 02/15/35(A)	$550	$517
Kosmos Energy
7.500%, 03/01/28	405	384
Kosmos Energy
8.750%, 10/01/31(A)	9,870	9,268
Leviathan Bond
6.125%, 06/30/25(A)	1,750	1,737
Leviathan Bond
6.500%, 06/30/27(A)	3,611	3,494
Magnolia Oil & Gas Operating
6.875%, 12/01/32(A)	710	703
Medco Bell Pte
6.375%, 01/30/27	3,285	3,274
Medco Maple Tree Pte
8.960%, 04/27/29(A)	2,800	2,947
New Fortress Energy
6.500%, 09/30/26(A)	785	755
New Fortress Energy
8.750%, 03/15/29(A)	235	200
NFE Financing
12.000%, 11/15/29(A)	400	420
Oro Negro Drilling Pte
0.000%, * (D) (E)	3,683	—
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (C)	23,137	23
PBF Holding
6.000%, 02/15/28	350	336
Petroleos de Venezuela
8.500%, 10/27/20(C)	10,470	9,128
Petroleos de Venezuela
9.750%, 05/17/35(C)	8,689	956
Petroleos del Peru
4.750%, 06/19/32	2,900	2,181
Petroleos del Peru
5.625%, 06/19/47	2,025	1,290
Petroleos Mexicanos
5.950%, 01/28/31	8,590	7,254
Petroleos Mexicanos
10.000%, 02/07/33	2,335	2,425
Prairie Acquiror
9.000%, 08/01/29(A)	950	979
Rockies Express Pipeline
3.600%, 05/15/25(A)	825	816
Rockies Express Pipeline
4.950%, 07/15/29(A)	522	496
Rockies Express Pipeline
7.500%, 07/15/38(A)	1,148	1,140
Seadrill Finance
8.375%, 08/01/30(A)	650	663
Tallgrass Energy Partners
7.375%, 02/15/29(A)	545	547
Description	Face Amount (000)(1)	Value (000)
Talos Production
9.000%, 02/01/29(A)	$300	$308
Tengizchevroil Finance International
3.250%, 08/15/30	3,350	2,844
Transocean
8.750%, 02/15/30(A)	531	548
Transocean Aquila
8.000%, 09/30/28(A)	1,008	1,030
Valaris
8.375%, 04/30/30(A)	799	807
Venture Global LNG
9.500%, 02/01/29(A)	1,015	1,122
Vista Energy Argentina SAU
7.625%, 12/10/35(A)	3,700	3,676
Vital Energy
9.750%, 10/15/30	935	986
YPF
9.000%, 02/12/26(F)	1,365	1,381
YPF
6.950%, 07/21/27	4,610	4,511

Total Petroleum & Fuel Products		100,890

Pharmaceuticals [0.2%]
Bausch Health
5.000%, 02/15/29(A)	300	177
Bausch Health
7.250%, 05/30/29(A)	750	476
Emergent BioSolutions
3.875%, 08/15/28(A)	495	405
Grifols
4.750%, 10/15/28(A)	1,100	1,011
Organon
5.125%, 04/30/31(A)	900	809
Organon
6.750%, 05/15/34(A)	1,295	1,286

Total Pharmaceuticals		4,164

Precious Metals [0.0%]
Hecla Mining
7.250%, 02/15/28	333	335

Printing & Publishing [0.1%]
Cimpress
7.375%, 09/15/32(A)	1,015	1,007
Deluxe
8.125%, 09/15/29(A)	505	512

Total Printing & Publishing		1,519

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Real Estate [0.0%]
Emeria SASU
7.750%, 03/31/28	EUR	$850	$795

Real Estate Investment Trusts [0.2%]
Apollo Commercial Real Estate Finance
4.625%, 06/15/29(A)		225	195
Blackstone Mortgage Trust
7.750%, 12/01/29(A)		330	339
Brookfield Property REIT
5.750%, 05/15/26(A)		2,029	2,004
Global Net Lease
3.750%, 12/15/27(A)		535	488
Necessity Retail REIT
4.500%, 09/30/28(A)		1,020	934

Total Real Estate Investment Trusts			3,960

Real Estate Oper/Develop [0.8%]
Country Garden Holdings
5.125%, 01/17/25(C)		2,600	263
Howard Hughes
5.375%, 08/01/28(A)		2,055	1,996
Kaisa Group Holdings
11.700%, 11/11/25(C)		2,021	121
MAF Global Securities
6.375%, H15T5Y + 3.539%, 09/20/73(B)		5,175	5,147
NWD Finance BVI
5.250%, H15T5Y + 7.889%, 12/22/73(B)		1,934	851
Pakuwon Jati
4.875%, 04/29/28		5,600	5,404
Vanke Real Estate Hong Kong, MTN
3.975%, 11/09/27		1,424	710

Total Real Estate Oper/Develop			14,492

Regional Banks-Non US [0.3%]
Emirates NBD Bank PJSC
6.125%, CMTUSD6Y + 3.656%, 09/20/73(B)		4,500	4,493

Restaurants [0.2%]
1011778 BC ULC
6.125%, 06/15/29(A)		225	226
1011778 BC ULC
5.625%, 09/15/29(A)		175	172
1011778 BC ULC
4.000%, 10/15/30(A)		2,025	1,811
Description	Face Amount (000)(1)	Value (000)
KFC Holding
4.750%, 06/01/27(A)	$975	$958

Total Restaurants		3,167

Retail [0.8%]
Asbury Automotive Group
4.750%, 03/01/30	230	215
Bath & Body Works
6.750%, 07/01/36	1,120	1,138
BlueLinx Holdings
6.000%, 11/15/29(A)	1,140	1,113
Carvana
13.000% PIK, 06/01/30(A)	953	1,047
Fertitta Entertainment
6.750%, 01/15/30(A)	1,240	1,144
FirstCash
5.625%, 01/01/30(A)	1,089	1,049
FirstCash
6.875%, 03/01/32(A)	2,086	2,095
Foot Locker
4.000%, 10/01/29(A)	975	841
Future Retail
5.600%, 01/22/25(C)	16,200	—
Lithia Motors
4.375%, 01/15/31(A)	1,080	979
Macy's Retail Holdings
6.125%, 03/15/32(A)	316	296
Macy's Retail Holdings
5.125%, 01/15/42	485	364
QVC
4.450%, 02/15/25	1,007	1,000
QVC
6.875%, 04/15/29(A)	1,172	954
QVC
5.450%, 08/15/34	2,155	1,329
Walgreens Boots Alliance
4.500%, 11/18/34	250	190

Total Retail		13,754

Retailers [0.5%]
Academy
6.000%, 11/15/27(A)	1,690	1,681
Asbury Automotive Group
4.625%, 11/15/29(A)	600	559
Asbury Automotive Group
5.000%, 02/15/32(A)	1,625	1,482
Belron UK Finance
5.750%, 10/15/29(A)	200	198
Gap
3.625%, 10/01/29(A)	225	202

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Gap
3.875%, 10/01/31(A)	$250	$216
Group 1 Automotive
6.375%, 01/15/30(A)	855	857
LCM Investments Holdings II
4.875%, 05/01/29(A)	100	93
LCM Investments Holdings II
8.250%, 08/01/31(A)	800	830
Velocity Vehicle Group
8.000%, 06/01/29(A)	1,275	1,326
William Carter
5.625%, 03/15/27(A)	400	396

Total Retailers		7,840

Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(C)	4,275	118

Steel & Steel Works [0.5%]
CAP
3.900%, 04/27/31	4,510	3,617
CSN Islands XI
6.750%, 01/28/28	800	746
CSN Resources
4.625%, 06/10/31(A)	5,175	4,018

Total Steel & Steel Works		8,381

Supermarkets [0.1%]
Albertsons
7.500%, 03/15/26(A)	775	778
Albertsons
6.500%, 02/15/28(A)	200	202

Total Supermarkets		980

Technology [2.0%]
Amentum Holdings
7.250%, 08/01/32(A)	2,340	2,358
AthenaHealth Group
6.500%, 02/15/30(A)	2,090	1,986
Capstone Borrower
8.000%, 06/15/30(A)	625	647
Central Parent
7.250%, 06/15/29(A)	975	963
Clarivate Science Holdings
4.875%, 07/01/29(A)	1,175	1,095
Cloud Software Group
6.500%, 03/31/29(A)	2,565	2,517
Cloud Software Group
9.000%, 09/30/29(A)	2,020	2,051
Description	Face Amount (000)(1)	Value (000)
Cloud Software Group
8.250%, 06/30/32(A)	$225	$232
Coherent
5.000%, 12/15/29(A)	1,050	1,002
Consensus Cloud Solutions
6.000%, 10/15/26(A)	525	518
Consensus Cloud Solutions
6.500%, 10/15/28(A)	625	620
Elastic
4.125%, 07/15/29(A)	950	881
Ellucian Holdings
6.500%, 12/01/29(A)	175	175
Entegris
4.750%, 04/15/29(A)	350	335
Entegris
5.950%, 06/15/30(A)	1,175	1,166
Fortress Intermediate 3
7.500%, 06/01/31(A)	400	408
GoTo Group
5.500%, 05/01/28(A)	712	422
HealthEquity
4.500%, 10/01/29(A)	1,225	1,148
Insight Enterprises
6.625%, 05/15/32(A)	200	201
Iron Mountain
7.000%, 02/15/29(A)	1,225	1,252
McAfee
7.375%, 02/15/30(A)	1,850	1,797
Millennium Escrow
6.625%, 08/01/26(A)	375	293
NCR Atleos
9.500%, 04/01/29(A)	250	271
NCR Voyix
5.125%, 04/15/29(A)	575	550
Open Text
3.875%, 02/15/28(A)	1,125	1,055
Rocket Software
6.500%, 02/15/29(A)	1,450	1,365
Seagate HDD Cayman
9.625%, 12/01/32	826	931
Sensata Technologies BV
4.000%, 04/15/29(A)	600	551
Sensata Technologies BV
5.875%, 09/01/30(A)	275	268
SS&C Technologies
5.500%, 09/30/27(A)	1,550	1,535
Synaptics
4.000%, 06/15/29(A)	1,100	1,003
TTM Technologies
4.000%, 03/01/29(A)	625	580
UKG
6.875%, 02/01/31(A)	1,300	1,319

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Viavi Solutions
3.750%, 10/01/29(A)		$325	$293
Zebra Technologies
6.500%, 06/01/32(A)		200	203
ZipRecruiter
5.000%, 01/15/30(A)		1,825	1,644

Total Technology			33,635

Telecommunications [0.1%]
Altice France
8.125%, 02/01/27(A)		1,060	860
Altice France
3.375%, 01/15/28	EUR	100	78
Altice France
4.000%, 07/15/29	EUR	500	391

Total Telecommunications			1,329

Telephones & Telecommunications [3.2%]
Africell Holding
10.500%, 10/23/29(A)		7,540	7,436
Axian Telecom
7.375%, 02/16/27		1,600	1,599
7.375%, 02/16/27(A)		8,545	8,540
C&W Senior Finance
6.875%, 09/15/27		4,603	4,549
Connect Finco SARL
9.000%, 09/15/29(A)		2,145	1,954
CT Trust
5.125%, 02/03/32(A)		3,195	2,859
Digicel
6.750%, 03/01/23(A) (C)		4,800	96
Eutelsat
1.500%, 10/13/28	EUR	300	231
Frontier Communications Holdings
5.875%, 10/15/27(A)		965	962
Iliad Holding SASU
8.500%, 04/15/31(A)		1,025	1,090
Level 3 Financing
10.500%, 05/15/30(A)		875	953
Level 3 Financing
10.750%, 12/15/30(A)		875	976
Liberty Costa Rica Senior Secured Finance
10.875%, 01/15/31(A)		2,400	2,561
Liquid Telecommunications Financing
5.500%, 09/04/26		1,218	964
Millicom International Cellular
4.500%, 04/27/31		3,485	3,054
Description		Face Amount (000)(1)	Value (000)
Network i2i
5.650%, H15T5Y + 4.274%, 04/15/73(B)		$2,700	$2,693
Sable International Finance
7.125%, 10/15/32(A)		2,700	2,634
Telecom Argentina
8.000%, 07/18/26		2,887	2,893
Telecom Argentina
9.500%, 07/18/31(A)		2,275	2,335
VEON Holdings BV, MTN
4.000%, 04/09/25		3,600	3,554
VEON Holdings BV, MTN
3.375%, 11/25/27		1,750	1,541
Vmed O2 UK Financing I
3.250%, 01/31/31	EUR	400	388
Vmed O2 UK Financing I
7.750%, 04/15/32(A)		525	529

Total Telephones & Telecommunications			54,391

Textile-Products [0.0%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24(C) (D)		15,640	354
Prime Bloom Holdings
6.950%, 07/05/22		16,500	198

Total Textile-Products			552

Transportation & Logistics [0.1%]
Rumo Luxembourg Sarl
5.250%, 01/10/28		1,180	1,145

Transportation Services [1.0%]
Adani International Container Terminal Pvt
3.000%, 02/16/31		4,648	3,823
Georgian Railway JSC
4.000%, 06/17/28		4,050	3,536
Mersin Uluslararasi Liman Isletmeciligi
8.250%, 11/15/28(A)		4,160	4,310
Rumo Luxembourg Sarl
4.200%, 01/18/32		2,945	2,468
Sabre GLBL
11.250%, 12/15/27(A)		885	953
Sabre GLBL
10.750%, 11/15/29(A)		413	426
Stena International
7.250%, 01/15/31(A)		200	204
Viking Cruises
9.125%, 07/15/31(A)		1,096	1,178

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Watco
7.125%, 08/01/32(A)	$350	$361

Total Transportation Services		17,259

Transport-Equip and Leasng [0.1%]
Fortress Transportation and Infrastructure Investors
7.875%, 12/01/30(A)	975	1,026
Fortress Transportation and Infrastructure Investors
7.000%, 05/01/31(A)	165	168

Total Transport-Equip and Leasng		1,194

Utility - Electric [0.4%]
Calpine
4.500%, 02/15/28(A)	925	887
Calpine
5.125%, 03/15/28(A)	325	315
NextEra Energy Operating Partners
4.500%, 09/15/27(A)	225	215
NextEra Energy Operating Partners
7.250%, 01/15/29(A)	500	511
NRG Energy
6.000%, 02/01/33(A)	425	412
NRG Energy
6.250%, 11/01/34(A)	500	491
TerraForm Power Operating
5.000%, 01/31/28(A)	1,125	1,084
TransAlta
7.750%, 11/15/29	100	104
Vistra Operations
5.500%, 09/01/26(A)	1,000	997
Vistra Operations
5.625%, 02/15/27(A)	325	323
Vistra Operations
7.750%, 10/15/31(A)	1,545	1,621

Total Utility - Electric		6,960

Water [0.1%]
Aegea Finance Sarl
6.750%, 05/20/29(A)	2,450	2,379

Total Corporate Bonds
Cost ($953,631)		839,559
Description	Face Amount (000)(1)	Value (000)
Loan Participations [19.0%]
Aerospace and Defense [0.6%]
American Airlines, Inc., 2020 Term Loan, 1st Lien
6.454%, LIBOR + 1.750%, 01/29/27	$283	$282
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
9.245%, CME Term SOFR + 3.750%, 08/03/29(B)	1,666	1,658
HDI Aerosapce, Term Loan, 1st Lien
0.000%, 09/19/31(G)	1,300	1,303
KBR, Term Loan B, 1st Lien
6.573%, 01/19/31	1,060	1,061
Peraton Corp., Term B Loan, 1st Lien
8.207%, CME Term SOFR + 3.750%, 02/01/28(B)	1,734	1,610
Peraton Corp., Term B-1 Loan, 2nd Lien
12.364%, CME Term SOFR + 7.750%, 02/01/29(B)	333	268
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2022 Refinancing Term Loan
7.472%, CME Term SOFR + 4.500%, 04/01/28(B)	1,216	982
Spirit Aerosystems, Inc., 2022 Refinancing Term Loan, 1st Lien
9.085%, CME Term SOFR + 4.250%, 11/08/27(B)	715	720
TransDigm Inc., Tranche K Term Loan, 1st Lien
7.079%, CME Term SOFR + 2.750%, 03/22/30(B)	928	931
TransDigm Inc., Tranche L Term Loan, 1st Lien
6.829%, CME Term SOFR + 2.500%, 01/19/32(B)	1,045	1,047

Total Aerospace and Defense		9,862

Agriculture [0.0%]
AGCO Grain & Protein, Term Loan B, 1st Lien
9.573%, 10/08/31	305	307

Automobile [0.1%]
Clarios Global LP, Amendment No. 5 Euro Term Loan, 1st Lien
6.056%, Euribor + 3.000%, 07/16/31(B)	1,177	1,219

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
CWGS Group, LLC, Initial Term Loan, 1st Lien
6.971%, CME Term SOFR + 2.500%, 06/03/28(B)	$569	$556

Total Automobile		1,775

Banking [0.1%]
Nexus Buyer LLC, Amendment No. 7 Refinancing Term Loan, 1st Lien
8.357%, CME Term SOFR + 4.000%, 07/31/31(B)	1,298	1,301

Beverage, Food & Tobacco [0.0%]
Golden State Foods, Term Loan B, 1st Lien
8.774%, 10/07/31	370	373
John Bean Technologies, Term Loan B, 1st Lien
0.000%, 10/09/31(G)	305	306

Total Beverage, Food & Tobacco		679

Beverage, Food and Tobacco [0.2%]
Aspire Bakeries Holdings LLC, Initial Term Loan, 1st Lien
8.607%, CME Term SOFR + 4.250%, 12/23/30(B)	506	510
Biscuit Holding SAS, Facility B, 1st Lien
7.162%, EURIBOR + 4.000%, 02/12/27(B)	1,000	981
Froneri International Limited, Facility B3, 1st Lien
5.556%, Euribor + 2.500%, 09/30/31(B)	1,000	1,034
Peralta Inversiones Globales, S.L.U., Facility B, 1st Lien
7.676%, Euribor + 4.000%, 07/18/31(B)	1,000	1,040

Total Beverage, Food and Tobacco		3,565

Broadcasting & Cable [0.1%]
Cable One Inc, Term Loan, 1st Lien
7.445%, 05/03/28	990	970

Broadcasting and Entertainment [0.9%]
Allen Media, LLC, Initial Term Loan (2021), 1st Lien
9.979%, CME Term SOFR + 5.500%, 02/10/27(B)	635	412
Description	Face Amount (000)(1)	Value (000)
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
9.656%, CME Term SOFR + 5.000%, 10/31/27(B)	$1,786	$1,485
Altice France S.A., EUR TLB-[14] Loan, 1st Lien
8.679%, EURIBOR + 5.500%, 08/15/28(B)	978	821
Altice France S.A., USD TLB-[14] Loan, 1st Lien
10.156%, CME Term SOFR + 5.500%, 08/15/28(B)	1,892	1,513
Charter Communications Operating, LLC, Term B-4 Loan, 1st Lien
6.593%, 12/07/30	1,158	1,154
Charter Communications Operating, LLC, Term B-5 Loan, 1st Lien
6.781%, 11/21/31	970	967
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
7.173%, Syn LIBOR + 2.500%, 04/15/27(B)	124	114
DIRECTV Financing, LLC, 2024 Refinancing Term B Loan, 1st Lien
10.097%, CME Term SOFR + 5.250%, 08/02/29(B)	614	603
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
7.034%, CME Term SOFR + 2.563%, 05/01/26(B)	529	512
Gray Television, Cov-Lite Term Loan D, 1st Lien
7.667%, 12/01/28	1,980	1,825
Sinclair Television Group, Inc., Tranche B-2b Term Loan, 1st Lien
6.971%, CME Term SOFR + 2.500%, 09/30/26(B)	119	117
Univision Communications Inc., Tem Loan, 1st Lien
8.187%, 01/31/29	623	624
Virgin Media Bristol LLC, Facility Q, 1st Lien
7.762%, CME Term SOFR + 3.250%, 01/31/29(B)	1,825	1,813
Virgin Media Bristol LLC, Facility Y, 1st Lien
7.724%, CME Term SOFR + 3.175%, 03/31/31(B)	200	198

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Virgin Media Ireland Limited, Facility B1, 1st Lien
6.477%, EURIBOR + 3.500%, 07/15/29(B)	$2,000	$2,045
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
7.224%, LIBOR + 2.500%, 04/30/28(B)	1,085	1,079

Total Broadcasting and Entertainment		15,282

Buildings and Real Estate [0.6%]
Amentum Holdings, Inc., Initial Term Loan, 1st Lien
6.607%, CME Term SOFR + 2.250%, 09/29/31(B)	985	981
Blackstone Mortgage Trust, Inc., Term B-5 Loan, 1st Lien
8.227%, CME Term SOFR + 3.750%, 12/10/28(B)	520	522
8.227%, CME Term SOFR + 3.750%, 12/10/28(B)	250	251
Construction Partners, Inc., Closing Date Loan, 1st Lien
6.838%, CME Term SOFR + 2.500%, 11/03/31(B)	420	421
Crown Subsea Communications Holding, Inc., 2024 Term Loan, 1st Lien
8.573%, CME Term SOFR + 4.000%, 01/30/31(B)	1,097	1,113
Delachaux Group SAS, 2024 Incremental Facility, 1st Lien
6.556%, Euribor + 3.500%, 04/16/29(B)	922	960
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
7.959%, CME Term SOFR + 3.500%, 12/08/25(B)	1,160	1,135
Mannington Mills, Inc., Tranche B-1 Loan, 1st Lien
8.615%, CME Term SOFR + 3.750%, 08/06/26(B)	861	859
Oscar AcquisitionCo, LLC, Term B Loan, 1st Lien
8.495%, CME Term SOFR + 4.250%, 04/29/29(B)	1,279	1,263
Pique Bidco, S.L.U., Facility B3, 1st Lien
6.613%, Euribor + 3.750%, 12/18/30(B)	1,000	1,038
Description	Face Amount (000)(1)	Value (000)
Platea (BC) Bidco AB, DDTL Facility, 1st Lien
4.000%, UNFND + 4.000%, 04/03/31(B)	$167	$173
Platea (BC) Bidco AB, Facility B, 1st Lien
6.715%, Euribor + 4.500%, 02/21/31(B)	833	867
Smyrna Ready Mix Concrete, LLC, 2023 Refinancing Term Loan, 1st Lien
7.857%, CME Term SOFR + 3.500%, 04/02/29(B)	408	412
Trulite Holding Corp., Initial Term Loans, 1st Lien
10.593%, CME Term SOFR + 6.000%, 03/01/30(B)	1,035	1,030

Total Buildings and Real Estate		11,025

Business Equipment & Services [0.0%]
Emerald X, Inc., Initial Term Loan
9.673%, 06/02/26(B)	593	595

Cargo Transport [0.4%]
AIT Worldwide Logistics Holdings, Inc., Fifth Amendment Extended Term Loan, 1st Lien
9.278%, CME Term SOFR + 4.750%, 04/08/30(B)	370	372
Boluda Towage, S.L.U., Facility B3, 1st Lien
6.412%, Euribor + 3.500%, 01/31/30(B)	1,000	1,041
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, 1st Lien
6.607%, CME Term SOFR + 2.250%, 10/31/31(B)	576	578
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, 1st Lien
6.607%, CME Term SOFR + 2.250%, 10/31/31(B)	219	220
GN Loanco, LLC, Term B Loan, 1st Lien
9.085%, CME Term SOFR + 4.500%, 12/19/30(B)	768	771
Radar Bidco SARL, Facility B2 (EUR), 1st Lien
6.988%, Euribor + 3.750%, 04/04/31(B)	1,000	1,038
CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Ramudden Global (Group) GmbH, Facility B3, 1st Lien
7.095%, Euribor + 4.250%, 12/10/29(B)	$1,000	$1,036
Rand Parent, LLC, Term B Loan, 1st Lien
8.079%, CME Term SOFR + 3.750%, 03/17/30(B)	1,335	1,341
Rubix Group Finco Limited, Extended Facility B Additional Facility, 1st Lien
7.302%, Euribor + 4.000%, 09/29/28(B)	1,000	1,037

Total Cargo Transport		7,434

Chemicals [0.0%]
Styrolution, Term Loan, 1st Lien
6.071%, 01/22/27	120	118

Chemicals, Plastics and Rubber [0.9%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
8.173%, LIBOR + 3.750%, 09/22/28(B)	1,943	1,952
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 1st Lien
9.095%, CME Term SOFR + 4.750%, 08/27/26(B)	860	730
Chemours Company, The, Tranche B-3 US$ Term Loan, 1st Lien
7.357%, CME Term SOFR + 3.000%, 08/18/28(B)	447	448
Herens Holdco S.a r.l., Facility B (EUR), 1st Lien
6.608%, Euribor + 3.925%, 07/03/28(B)	1,000	1,015
Hexion Holdings Corporation, Initial Term Loan, 2nd Lien
11.895%, CME Term SOFR + 7.438%, 03/15/30(B)	607	573
Hexion, Term Loan B, 1st Lien
8.447%, 03/15/29	881	880
ILPEA Parent Inc., Term Loan, 1st Lien
8.360%, CME Term SOFR + 4.000%, 06/22/28(B)	340	339
INEOS Enterprises Holdings US Finco LLC, 2030 Tranche B Euro Term Loan, 1st Lien
6.912%, Euribor + 4.000%, 07/08/30(B)	1,000	1,037
Description	Face Amount (000)(1)	Value (000)
INEOS Enterprises Holdings US Finco LLC, Term Loan B, 1st Lien
0.000%, 02/07/31(G)	$1,491	$1,502
INEOS Finance PLC, Term Loan, 1st Lien
6.042%, 02/07/31	1,000	1,025
Ineos Quattro Holdings UK Limited, 2029 Tranche B Dollar Term Loan, 1st Lien
8.707%, CME Term SOFR + 4.250%, 04/02/29(B)	516	519
Ineos Quattro Holdings UK Limited, 2031 Tranche B Dollar Term Loan, 1st Lien
8.823%, 10/01/31	110	111
Ineos US Finance LLC, 2030 Dollar Term Loan, 1st Lien
7.607%, CME Term SOFR + 3.250%, 02/18/30(B)	795	798
Ineos US Finance LLC, 2031-II Euro Term Loan, 1st Lien
6.363%, Euribor + 3.500%, 06/23/31(B)	1,000	1,036
Rain Carbon, Term Loan, 1st Lien
0.000%, 10/31/28(G)	1,000	1,031
Sirona Bidco, Term Loan, 1st Lien
7.363%, 10/20/28	1,000	869
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
7.276%, CME Term SOFR + 2.500%, 05/03/28(B)	740	485
Tronox Finance, Term Loan B
0.000%, 04/04/29(G)	718	719
Windsor Holdings III, LLC, 2024 September Euro Term B Loan, 1st Lien
6.295%, Euribor + 3.500%, 08/01/30(B)	1,000	1,038

Total Chemicals, Plastics and Rubber		16,107

Consumer Durables [0.1%]
Justrite (Safety Products) Term Loan B
9.173%, 06/28/26	798	798
Safety Products, Delayed Term Loan, 1st Lien
0.000%, 06/29/26(G)	200	200

Total Consumer Durables		998

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Consumer Products [0.1%]
Stiga SPA, Term Loan B-1, 1st Lien
7.444%, 03/02/26	$2,584	$2,462

Containers, Packaging and Glass [0.1%]
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
8.126%, EURIBOR + 4.725%, 02/12/26(B)	1,000	943
Pregis TopCo LLC, Initial Term Loan, 1st Lien
8.357%, CME Term SOFR + 4.000%, 07/31/26(B)	740	744
Trident TPI Holdings, Inc., Tranche B-7 Initial Term Loan, 1st Lien
8.188%, CME Term SOFR + 3.750%, 09/15/28(B)	420	423

Total Containers, Packaging and Glass		2,110

Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Domtar Corporation, Initial Term Loan, 1st Lien
10.187%, LIBOR + 5.500%, 11/30/28(B)	385	379
Glatfelter Corporation, Term Loan, 1st Lien
8.764%, CME Term SOFR + 4.250%, 11/04/31(B)	545	546
Mativ Holdings, Inc., Term B Loan, 1st Lien
8.221%, CME Term SOFR + 3.750%, 04/20/28(B)	443	439

Total Diversified Natural Resources, Precious Metals and Minerals		1,364

Diversified/Conglomerate Manufacturing [0.1%]
Dedalus Finance GmbH, Senior Facility B2, 1st Lien
7.370%, EURIBOR + 3.750%, 07/17/27(B)	1,000	1,019
Pegasus BidCo B.V., 2024-2 Euro Term Loan, 1st Lien
6.523%, Euribor + 3.500%, 07/12/29(B)	1,000	1,040

Total Diversified/Conglomerate Manufacturing		2,059
Description	Face Amount (000)(1)	Value (000)
Diversified/Conglomerate Service [0.9%]
Apex Group Treasury Limited, EUR Term Loan, 1st Lien
7.032%, EURIBOR + 4.000%, 07/27/28(B)	$1,000	$1,036
Apex Group Treasury Limited, USD Term Loan, 1st Lien
8.963%, CME Term SOFR + 3.750%, 07/27/28(B)	662	668
Boost Newco Borrower, LLC, USD Term B-1 Loan, 1st Lien
6.829%, CME Term SOFR + 2.500%, 01/31/31(B)	600	602
Cengage Learning, Inc., 2024 Refinancing Term Loan, 1st Lien
8.014%, CME Term SOFR + 3.500%, 03/24/31(B)	587	589
CTEC III GmbH, Facility B, 1st Lien
6.412%, EURIBOR + 3.500%, 03/16/29(B)	1,160	1,198
Ensono, Inc., Initial Term Loan, 1st Lien
8.471%, CME Term SOFR + 4.000%, 05/26/28(B)	885	884
Inspired Finco Holdings Limited, Facility B5(A), 1st Lien
6.863%, Euribor + 4.000%, 02/28/31(B)	1,000	1,042
Leia Finco US LLC, Initial Term Loan, 1st Lien
7.887%, CME Term SOFR + 3.250%, 10/09/31(B)	1,005	1,003
M2S Group Intermediate Holdings, Inc., Initial Term Loan, 1st Lien
9.089%, CME Term SOFR + 4.750%, 08/25/31(B)	664	640
Mermaid Bidco Inc., Facility B (USD), 1st Lien
7.804%, CME Term SOFR + 3.250%, 07/03/31(B)	1,018	1,022
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.026%, CME Term SOFR + 4.250%, 09/01/28(B)	366	310
Physician Partners, LLC, Initial Term Loan, 1st Lien
8.735%, CME Term SOFR + 4.000%, 12/23/28(B)	902	364
TMS International Corporation, Term B-6 Loan, 1st Lien
8.335%, CME Term SOFR + 3.750%, 03/02/30(B)	418	421

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
TRC Companies LLC, Initial Term Loan, 1st Lien
7.971%, CME Term SOFR + 3.500%, 12/08/28(B)	$737	$743
Unique BidCo AB, Facility B Loan, 1st Lien
8.096%, EURIBOR + 5.250%, 03/16/29(B)	1,000	957
Venga Finance S.a r.l., 2024 Incremental Dollar Term Loan, 1st Lien
9.026%, CME Term SOFR + 4.250%, 06/28/29(B)	1,626	1,632
Vestis Corporation , Term B-1 Loan, 1st Lien
6.764%, CME Term SOFR + 2.250%, 02/22/31(B)	1,278	1,279
ZF Invest, Senior Facility B, 1st Lien
6.659%, EURIBOR + 3.475%, 07/12/28(B)	1,000	1,032

Total Diversified/Conglomerate Service		15,422

Ecological [0.1%]
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, 1st Lien
9.014%, CME Term SOFR + 4.500%, 11/15/30(B)	1,097	1,064
GFL Environmental Inc., 2024 Refinancing Term Loan, 1st Lien
6.610%, CME Term SOFR + 2.000%, 07/03/31(B)	439	439

Total Ecological		1,503

Education [0.0%]
Nord Anglia, Incremental Cov-Lite Term Loan B, 1st Lien
0.000%, 12/05/31(G)	25	25

Electronics [1.1%]
Adeia Inc., Amendment No.3 Replacement Term Loan, 1st Lien
7.370%, CME Term SOFR + 3.000%, 06/08/28(B)	887	888
AI Silk Midco Limited, Facility B, 1st Lien
8.101%, Euribor + 4.750%, 03/04/31(B)	1,500	1,549
Description	Face Amount (000)(1)	Value (000)
Aretec Group, Inc. (fka RCS Capital Corporation), Term B-3 Loan, 1st Lien
7.857%, CME Term SOFR + 3.500%, 08/09/30(B)	$2,371	$2,373
Boxer Parent Company Inc., 2031 New Dollar Term Loan, 1st Lien
8.335%, CME Term SOFR + 3.750%, 07/30/31(B)	790	796
CACI International Inc, Tranche B Term Loan, 1st Lien
6.303%, CME Term SOFR + 1.750%, 10/30/31(B)	395	395
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, 1st Lien
7.829%, CME Term SOFR + 3.500%, 03/30/29(B)	1,412	1,414
Cloud Software Group, Inc., Sixth Amendment Term Loan, 1st Lien
8.079%, CME Term SOFR + 3.750%, 03/21/31(B)	465	466
Evercommerce Solutions Inc., Term Loan, 1st Lien
6.971%, CME Term SOFR + 2.500%, 07/06/28(B)	905	910
Gen Digital Inc., Tranche B-1 Term Loan, 1st Lien
6.107%, CME Term SOFR + 1.750%, 09/12/29(B)	500	498
Idemia Group S.A.S., Facility B5 (EUR), 1st Lien
6.683%, Euribor + 4.000%, 09/30/28(B)	1,500	1,560
Inmar, Inc., Initial Term Loan, 1st Lien
9.514%, CME Term SOFR + 5.000%, 10/30/31(B)	409	410
McAfee, Term Loan B, 1st Lien
7.370%, 03/01/29	679	678
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.823%, CME Term SOFR + 4.250%, 05/03/28(B)	394	394
Nobel Bidco B.V., Facility B, 1st Lien
6.626%, EURIBOR + 3.500%, 06/09/28(B)	1,000	1,030
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
6.107%, CME Term SOFR + 1.750%, 01/31/30(B)	989	989

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Perforce Software, Inc., New Term Loan, 1st Lien
8.207%, CME Term SOFR + 3.750%, 07/01/26(B)	$642	$632
Rackspace Finance, LLC, Term B Loan, 1st Lien
7.347%, CME Term SOFR + 2.750%, 05/15/28(B)	1,317	758
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
8.707%, CME Term SOFR + 4.250%, 06/30/28(B)	265	257
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
9.457%, CME Term SOFR + 5.000%, 06/30/28(B)	821	798
SS&C Technologies Holdings, Inc., Term B-8 Loan, 1st Lien
6.357%, CME Term SOFR + 2.000%, 05/09/31(B)	468	469
UPC Financing Partnership , Facility AX, 1st Lien
7.649%, CME Term SOFR + 3.000%, 01/31/29(B)	608	611
Victra Holdings, LLC, Third Amendment Incremental Term Loan, 1st Lien
9.607%, CME Term SOFR + 5.250%, 03/31/29(B)	597	604

Total Electronics		18,479

Energy [0.1%]
Arclight, Term Loan B, 1st Lien
7.090%, 04/13/28	992	993
Chart Industries, Term Loan B, 1st Lien
7.092%, 03/15/30	530	532

Total Energy		1,525

Finance (including structured products) [1.3%]
Advisor Group/Osaic, Term Loan B
8.089%, 08/17/28	1,446	1,451
Blackhawk Network Holdings, Inc., Additional Term B-1 Loan, 1st Lien
9.573%, CME Term SOFR + 5.000%, 03/12/29(B)	594	600
Description	Face Amount (000)(1)	Value (000)
Citadel Securities LP, 2024-1 Term Loan, 1st Lien
6.329%, CME Term SOFR + 2.000%, 10/31/31(B)	$1,021	$1,023
Clover Holdings, Term Loan B, 1st Lien
8.428%, 11/01/31	580	586
CPPIB OVM Member U.S. LLC, Initial Term Loan, 1st Lien
7.579%, CME Term SOFR + 3.250%, 08/20/31(B)	539	542
DRW Holdings, LLC, 2024 Refinancing Term Loan, 1st Lien
8.588%, CME Term SOFR + 3.500%, 06/26/31(B)	1,910	1,908
Dynamo Midco B.V., Facility B (USD), 1st Lien
8.245%, CME Term SOFR + 4.000%, 09/30/31(B)	305	308
EG Finco PLC, Term Loan, 1st Lien
0.000%, 08/04/31(G)	1,000	1,034
EG Finco, Term Loan, 1st Lien
0.000%, 02/07/28(G)	1,408	1,459
EIG Management Company, LLC, Term Loan B, 1st Lien
9.356%, CME Term SOFR + 5.000%, 05/17/29(B)	672	672
HighTower Holding, LLC, Amendment No. 7 Term Loan, 1st Lien
8.071%, CME Term SOFR + 3.500%, 04/21/28(B)	867	870
Hudson River Trading LLC, Term B-1 Loan, 1st Lien
7.483%, CME Term SOFR + 3.000%, 03/18/30(B)	784	786
Hunterstown Generation, LLC, Term Loan, 1st Lien
7.829%, CME Term SOFR + 3.500%, 11/06/31(B)	475	478
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
6.395%, CME Term SOFR + 2.000%, 12/15/31(B)	730	727
Jefferies Finance LLC, Initial Term Loan, 1st Lien
7.356%, CME Term SOFR + 3.000%, 10/21/31(B)	555	557
LendingTree, Inc., Initial Term B Loan, 1st Lien
8.688%, CME Term SOFR + 3.750%, 08/25/28(B)	1,071	1,066

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Modena Buyer LLC, Initial Term Loan, 1st Lien
8.857%, CME Term SOFR + 4.500%, 07/01/31(B)	$590	$570
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
9.637%, CME Term SOFR + 5.000%, 10/27/27(B)	962	895
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
7.957%, CME Term SOFR + 3.500%, 10/02/28(B)	985	967
Ren10 Holdings, Term Loan, 1st Lien
6.629%, 07/31/30	1,000	1,037
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 1st Lien
9.585%, CME Term SOFR + 5.000%, 05/30/27(B)	1,213	1,154
Tate & Lyle, Term Loan B
0.000%, 04/01/29(G)	924	925
TIC Bidco Ltd, Term Loan, 1st Lien
6.865%, 06/19/31	887	921
0.000%, 06/19/31(G)	113	117
Tidal Waste, Term Loan B, 1st Lien
8.073%, 10/03/31	430	432
VFH Parent LLC, Term B-1 Loan, 1st Lien
7.107%, CME Term SOFR + 2.750%, 06/21/31(B)	684	686
Villa Dutch Bidco B.V., Additional Facility B2, 1st Lien
8.518%, Euribor + 5.250%, 11/03/29(B)	1,500	1,478

Total Finance (including structured products)		23,249

Financial Services [0.3%]
Fleetcor/Corpay, Term Loan B, 1st Lien
6.323%, 04/28/28	958	956
FNZ Group, Term Loan B, 1st Lien
9.554%, 11/05/31	650	633
Neon Maple Purchaser Inc., Tranche B-1 Term Loan, 1st Lien
7.444%, CME Term SOFR + 3.000%, 11/17/31(B)	1,530	1,531
Polystorm Bidco, Term Loan, 1st Lien
6.715%, 10/05/28	1,000	1,035
Description		Face Amount (000)(1)	Value (000)
Synechron, Term Loan B, 1st Lien
8.360%, 09/26/31		$460	$463

Total Financial Services			4,618

Financials [0.6%]
Altisource Term Loan B (2018)
9.704%, 04/30/25		642	286
Autokiniton Group, Tem Loan
8.687%, 04/06/28		1,307	1,297
Bellis Acquisition Company, Term Loan B, 1st Lien
7.092%, 05/14/31		1,000	1,010
First Eagle, Extended Cov-Lite Term Loan B, 1st Lien
7.604%, 03/05/29		1,022	1,023
Franklin Square, Term Loan B, 1st Lien
6.823%, 04/17/31		851	855
Priority Payment, Term Loan B, 1st Lien
9.323%, 05/07/31		1,157	1,158
Shilton Bidco, Term Loan, 1st Lien
7.345%, 01/13/30		1,000	1,037
Superannuation and Investments, Term Loan, 1st Lien
8.222%, 12/01/28		759	762
Trevise Holding, Term Loan, 1st Lien
6.745%, 07/09/29		1,000	1,040
WSH Investments, Term Loan, 1st Lien
9.707%, 05/16/31		1,000	1,255
Zara UK Midco LTD, Term Loan
9.313%, 08/01/28		845	732

Total Financials			10,455

Food, Beverage and Tobacco [0.1%]
United Petfood, Term Loan, 1st Lien
5.822%, 03/19/28		1,000	1,037

Gaming [0.1%]
Scientific Games, Term Loan, 1st Lien
6.988%, 02/04/29		1,000	1,035

Government [0.1%]
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(D) (G)	JPY	183,333	921

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Healthcare [0.6%]
Alloheim Term Loan B
8.155%, 02/26/25	EUR	$1,500	$1,546
Chrome Bidco, Facility B, 1st Lien
6.677%, EURIBOR + 3.250%, 05/12/28(B)		1,500	1,340
Envalior Finance GmbH, Facility B1 (EUR)
8.556%, 03/28/30		1,000	1,018
Gesundheits GmbH Term Loan
6.863%, 07/30/26	EUR	2,000	1,285
Inovie Group, Term Loan, 1st Lien
7.345%, 03/03/28		1,000	971
Mediq BV, Term Loan, 1st Lien
6.719%, 03/03/28		1,000	1,019
Regional Care, Term Loan B, 1st Lien
8.406%, 05/16/31		599	601
Sunrise Bidco, Term Loan, 1st Lien
6.869%, 07/27/28		1,000	1,000
Takecare Bidco, Term Loan, 1st Lien
6.562%, 12/03/31		1,000	1,037

Total Healthcare			9,817

Healthcare, Education and Childcare [0.8%]
AHP Health Partners, Inc., 2024 Term B Loan, 1st Lien
7.107%, CME Term SOFR + 2.750%, 08/24/28(B)		615	620
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
9.857%, CME Term SOFR + 5.500%, 05/04/28(B)		894	917
Auris Luxembourg III S.a r.l., Facility B5, 1st Lien
6.694%, Euribor + 4.000%, 02/28/29(B)		1,000	1,036
Bach Finance Limited, Existing Dollar Term Loan, 1st Lien
8.514%, CME Term SOFR + 4.000%, 01/31/28(B)		660	665
BVI Medical, Inc., Term B Loan, 1st Lien
6.500%, Euribor + 3.500%, 03/02/26(B)		1,000	976
Cheplapharm Arzneimittel GmbH, Facility B, 1st Lien
7.179%, EURIBOR + 4.000%, 02/22/29(B)		2,000	1,985
Elsan SAS , Facility B5, 1st Lien
6.006%, EURIBOR + 3.350%, 06/16/28(B)		1,000	1,034
Description	Face Amount (000)(1)	Value (000)
HAH Group Holding Company LLC, Initial Term Loan, 1st Lien
9.357%, CME Term SOFR + 5.000%, 09/24/31(B)	$520	$519
Homevi, Term Loan, 1st Lien
8.056%, 10/31/29	1,500	1,550
Houghton Mifflin Harcourt Company, Term B Loan, 1st Lien
9.707%, CME Term SOFR + 5.250%, 04/09/29(B)	930	914
Loire UK Midco 3 Limited, Facility B (EUR), 1st Lien
2.750%, EURIBOR + 2.750%, 01/22/27	1,000	1,030
McGraw-Hill, Term Loan B, 1st Lien
8.604%, 08/01/31	337	340
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
8.185%, CME Term SOFR + 3.500%, 11/01/28(B)	896	629
Soliant Lower Intermediate, LLC, Initial Term Loan, 1st Lien
8.107%, CME Term SOFR + 3.750%, 07/18/31(B)	670	663
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.835%, CME Term SOFR + 5.250%, 03/02/27(B)	964	930

Total Healthcare, Education and Childcare		13,808

Home and Office Furnishings, Housewares and Durable Consumer Products [0.0%]
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.840%, CME Term SOFR + 4.250%, 05/17/28(B)	507	409

Homebuilders/Materials/Construction [0.1%]
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
6.890%, EURIBOR + 3.925%, 04/12/28(B)	965	944

Hotels, Motels, Inns and Gaming [0.5%]
Allwyn Entertainment Financing (US) LLC, Term Loan B, 1st Lien
6.908%, CME Term SOFR + 2.250%, 06/02/31(B)	1,045	1,052
Amaya/Flutter, Term Lon B, 1st Lien
6.079%, 11/30/30	260	259

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, 1st Lien
6.607%, CME Term SOFR + 2.250%, 02/06/30(B)	$584	$584
GBT US III LLC, Restatement Date Term Loan, 1st Lien
7.626%, CME Term SOFR + 3.000%, 07/25/31(B)	430	432
Golden Entertainment, Inc., 2023 Refinancing Term B-1 Facility Loan, 1st Lien
6.607%, CME Term SOFR + 2.250%, 05/26/30(B)	1,442	1,439
HNVR Holdco Limited, Facility D2, 1st Lien
7.047%, Euribor + 4.000%, 09/12/27(B)	1,000	1,039
IGT Holding IV AB, B4 Incremental Facility, 1st Lien
6.433%, Euribor + 3.750%, 08/29/31(B)	1,000	1,037
Light and Wonder International, Inc., Term B-2 Loan, 1st Lien
6.632%, CME Term SOFR + 2.250%, 04/14/29(B)	499	500
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
8.579%, CME Term SOFR + 4.250%, 08/01/30(B)	765	766
Playa Resorts Holding B.V., 2022 Term Loan, 1st Lien
7.107%, CME Term SOFR + 2.750%, 01/05/29(B)	1,007	1,007
TripAdvisor, Inc., Initial Term B Loan, 1st Lien
7.107%, CME Term SOFR + 2.750%, 07/08/31(B)	563	566

Total Hotels, Motels, Inns and Gaming		8,681

Industrial Services [0.1%]
Indicor LLC, Term Loan, 1st Lien
6.183%, 11/22/29	985	1,022
Kidde Global, Term Loan B, 1st Lien
8.803%, 10/10/31	525	523
Optimus Bidco, Term Loan, 1st Lien
8.345%, 12/31/28	1,000	1,006

Total Industrial Services		2,551

Industrials [0.3%]
American Traffic, Term Loan B
6.823%, 03/24/28	429	431
Description	Face Amount (000)(1)	Value (000)
Barnes Group, Term Loan
7.073%, 09/03/30	$829	$829
Boels Topholding, Term Loan, 1st Lien
6.040%, 05/15/31	1,500	1,562
Euroports, Term Loan, 1st Lien
8.634%, 06/12/29	1,000	1,038
Umami Bidco, Term Loan, 1st Lien
0.000%, 10/23/31(G)	1,000	1,036

Total Industrials		4,896

Information Technology [0.1%]
Cornerstone Generation, Tem Loan B, 1st Lien
0.000%, 10/28/31(G)	535	539
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
8.437%, 07/28/28	982	656

Total Information Technology		1,195

Infrastructure [0.1%]
Modulair Group, Term Loan, 1st Lien
7.520%, 12/15/28	2,000	2,060
WhiteWater Whistler, Term Loan B, 1st Lien
0.000%, 02/15/30(G)	415	416

Total Infrastructure		2,476

Insurance [0.5%]
Acrisure, Cov-Lite Term Loan
0.000%, 11/06/30(G)	2,095	2,094
Albion Development, Term Loan, 1st Lien
7.500%, 08/17/29	1,500	1,562
Asurion, LLC, New B-11 Term Loan, 1st Lien
8.707%, CME Term SOFR + 4.250%, 08/19/28(B)	1,285	1,286
Asurion, LLC, New B-12 Term Loan, 1st Lien
8.607%, CME Term SOFR + 4.250%, 09/19/30(B)	1,227	1,223
Asurion, LLC, New B-4 Term Loan, 2nd Lien
9.721%, CME Term SOFR + 5.250%, 01/20/29(B)	1,500	1,444

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Goosehead Insurance Holdings LLC, Term Loan, 1st Lien
0.000%, 12/11/31(G)	$210	$211

Total Insurance		7,820

IT Services [0.0%]
Team Services, Incremental Term Loan B, 1st Lien
9.823%, 12/20/27	605	606

Leisure, Amusement, Motion Pictures, Entertainment [0.1%]
Herschend Entertainment Company, LLC, Initial Term Loan (2021), 1st Lien
7.357%, CME Term SOFR + 3.000%, 08/27/28(B)	714	716
LA Fitness, Term Loan B, 1st Lien
9.923%, 02/05/29	526	529
Recess Holdings, Inc., Amendment No. 3 Term Loan, 1st Lien
9.085%, CME Term SOFR + 4.500%, 02/20/30(B)	312	314

Total Leisure, Amusement, Motion Pictures, Entertainment		1,559

Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.4%]
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
7.837%, CME Term SOFR + 3.500%, 08/19/31(B)	550	553
ChampionX Corporation, Term B-1 Loan, 1st Lien
7.423%, CME Term SOFR + 3.250%, 05/13/29(B)	914	915
EMRLD Borrower LP, Second Amendment Incremental Term Loan, 1st Lien
6.829%, CME Term SOFR + 2.500%, 08/04/31(B)	420	421
INNIO Group Holding GmbH, Facility B (EUR) Loan , 1st Lien
6.955%, Euribor + 3.750%, 11/02/28(B)	1,000	1,038
MKS Instruments, Inc., 2024-1 Dollar Term B Loan, 1st Lien
6.589%, CME Term SOFR + 2.250%, 08/17/29(B)	1,526	1,529
Description		Face Amount (000)(1)	Value (000)
MKS Instruments, Inc., 2024-1 Euro Term B Loan, 1st Lien
5.596%, Euribor + 2.750%, 08/17/29(B)		$730	$758
Triton Water Holdings, Inc., 2024 Incremental Term Loan, 1st Lien
8.329%, CME Term SOFR + 4.000%, 03/31/28(B)		785	791
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
7.840%, CME Term SOFR + 3.250%, 03/31/28(B)		1,338	1,347

Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			7,352

Manufacturing [0.2%]
Allegro Microsystems, Term Loan B, 1st Lien
6.823%, 10/31/30		661	664
Crown Equipment Corp, Term Loan B, 1st Lien
6.944%, 10/02/31		450	452
Foley Products, Term Loan, 1st Lien
9.504%, 12/29/28		655	661
Tarkett Facility, Term Loan, 1st Lien
0.000%, 04/21/28(G)		1,000	1,036
Vermaat Lien1
6.473%, 12/04/26	EUR	1,000	1,031

Total Manufacturing			3,844

Manufacturing/Machinery/Industrial [0.2%]
Ammeraal Beltech, Term Loan, 1st Lien
8.345%, 12/29/28		1,326	1,376
Bakelite US Holdco, Term Loan B, 1st Lien
8.087%, 12/16/31		1,005	998
Platin2025 Acquisition S.a r.l., Facility B, 1st Lien
6.381%, EURIBOR + 3.900%, 11/19/28(B)		1,000	1,036

Total Manufacturing/Machinery/Industrial			3,410

Media [0.1%]
Thryv/Dex Media, Term Loan B, 1st Lien
11.323%, 05/01/29		174	177

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Zephyr Midco, Term Loan, 1st Lien
10.205%, 07/20/28		$1,000	$1,254

Total Media			1,431

Medical Devices [0.0%]
Insulet, Term Loan B, 1st Lien
7.073%, 08/04/31		448	450

Mining, Steel, Iron and Nonprecious Metals [0.1%]
Arsenal AIC Parent LLC, 2024-A Refinancing Term B Loan, 1st Lien
7.607%, CME Term SOFR + 3.250%, 08/18/30(B)		545	549
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49	EUR	1,011	—
Oxbow Carbon LLC, Tranche B Term Loan (2023), 1st Lien
7.857%, CME Term SOFR + 3.500%, 05/10/30(B)		1,004	1,000

Total Mining, Steel, Iron and Nonprecious Metals			1,549

Oil and Gas [0.6%]
Brazos/Bison Midstream, Term Loan B, 1st Lien
8.255%, 02/11/30		847	852
CDR Firefly, Term Loan, 1st Lien
9.963%, 04/28/29		1,500	1,873
EMG Utica, Term Loan B, 1st Lien
0.000%, 10/24/29(G)		485	487
Epic Crude Services, LP, Term Loan, 1st Lien
7.656%, CME Term SOFR + 3.000%, 10/15/31(B)		305	307
Fortress Investment, Term Loan B
6.823%, 06/27/29		652	654
Minerals Tech, Term Loan B, 1st Lien
6.589%, 11/21/31		520	521
New Fortress Energy Inc., Initial Term Loan, 1st Lien
9.585%, CME Term SOFR + 5.000%, 10/30/28(B)		1,439	1,373
NGL Energy Operating LLC, Initial Term Loan, 1st Lien
8.107%, CME Term SOFR + 3.750%, 02/03/31(B)		490	491
Description	Face Amount (000)(1)	Value (000)
NGP XI Midstream Holdings, L.L.C., Initial Term Loan, 1st Lien
8.329%, CME Term SOFR + 4.000%, 07/25/31(B)	$440	$443
Par Pacific Patroleum, Term Loan
8.334%, 02/28/30	1,189	1,185
Rockpoint Gas Storage Partners LP, Initial Term Loan, 1st Lien
7.985%, CME Term SOFR + 3.500%, 09/18/31(B)	460	463
Ultra Clean, Cov-Lite Term Loan B
7.823%, 02/28/28	1,771	1,783

Total Oil and Gas		10,432

Other [0.2%]
Assytec, Term Loan, 1st Lien
8.162%, 09/28/27	1,000	981
Catnat Game, Term Loan, 1st Lien
0.000%, 12/16/31(G)	390	391
IVC EUR, Term Loan, 1st Lien
7.602%, 11/17/28	1,500	1,558
Tackle Sarl, Term Loan, 1st Lien
6.910%, 05/22/28	1,000	1,035

Total Other		3,965

Personal and Non-Durable Consumer Products (Manufacturing Only) [0.1%]
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan, 1st Lien
6.616%, CME Term SOFR + 2.250%, 12/21/28(B)	760	762
Breitling Holdings S.a r.l., Facility B, 1st Lien
6.477%, EURIBOR + 3.900%, 10/25/28(B)	1,000	1,020

Total Personal and Non-Durable Consumer Products (Manufacturing Only)		1,782

Personal Transportation [0.1%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
9.629%, CME Term SOFR + 4.750%, 04/20/28(B)	1,294	1,326

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Personal, Food and Miscellaneous Services [0.1%]
Pax Midco Spain, S.L.U., Facility B2, 1st Lien
7.642%, Euribor + 5.000%, 12/31/29(B)	$1,100	$1,140

Petroleum & Fuel Products [0.0%]
Prarie Acquiror LP, Term Loan, 1st Lien
8.616%, 08/01/29	672	676

Pharmaceuticals [0.4%]
Financiere Verdi I SAS, 1st Lien
9.452%, 03/31/28	1,000	1,137
Nidda Healthcare Holding GmbH, Term Loan, 1st Lien
7.006%, 02/21/30	2,000	2,080
Organon, Cov-Lite Term Loan, 1st Lien
0.000%, 05/19/31(G)	1,005	1,006
Pharmanovia Bidco, Term Loan, 1st Lien
7.162%, 02/07/30	1,500	1,523
Stamina BidCo B.V., Facility B, 1st Lien
7.208%, EURIBOR + 4.000%, 11/02/28(B)	722	751

Total Pharmaceuticals		6,497

Printing & Publishing [0.0%]
Cimpress, Term Loan B
0.000%, 05/17/28(G)	448	449

Printing, Publishing and Broadcasting [0.4%]
Digital Media Solutions, LLC, DIP Term Loan, 1st Lien
5.609%, 12/10/25	186	186
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
15.472%, CME Term SOFR + 11.000%, 05/25/26(B)	623	62
Digital Media Solutions, LLC, Tranche A Term Loan, 1st Lien
12.471%, CME Term SOFR + 8.000%, 02/25/26(B)	139	139
Digital Media Solutions, LLC, Tranche B Term Loan, 1st Lien
15.471%, CME Term SOFR + 11.000%, 05/25/26(B)	183	137
Description		Face Amount (000)(1)	Value (000)
Dun & Bradstreet, Term Loan B
6.588%, 01/18/29		$409	$409
LABL, Inc., Initial Euro Term Loan, 1st Lien
7.863%, EURIBOR + 5.000%, 10/29/28(B)		960	932
Magnite, Term Loan B, 1st Lien
8.107%, 02/06/31		611	618
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
9.758%, CME Term SOFR + 5.000%, 04/11/29(B)		768	688
Neptune BidCo US Inc., Euro Term B Loan, 1st Lien
8.223%, EURIBOR + 5.000%, 04/11/29(B)		985	972
Neptune BidCo US Inc., Term A Loan, 1st Lien
9.508%, CME Term SOFR + 4.750%, 10/11/28(B)		576	515
Neptune BidCo US Inc., Term Loan, 2nd Lien
14.508%, CME Term SOFR + 9.750%, 10/11/29(B)		1,060	1,060
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
9.589%, CME Term SOFR + 5.000%, 02/15/29(B)		786	790

Total Printing, Publishing and Broadcasting			6,508

Publishing and Media-other [0.1%]
S4 Capital Lux, Term Loan, 1st Lien
6.613%, 07/31/28		1,000	941

Real Estate [0.0%]
Starwood Property, Term Loan B, 1st Lien
0.000%, 12/12/29(G)		865	862

Retail (non-food/drug) [0.1%]
AL AS Adventure, Term Loan, 1st Lien
8.652%, 04/24/26		1,000	1,018
THG Operations Holdings Limited, Facility B, 1st Lien
8.251%, 12/10/26	EUR	1,000	1,019

Total Retail (non-food/drug)			2,037

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Retail Stores [0.5%]
Aragorn Parent Corporation, 2023 Replacement Term Loan, 1st Lien
8.339%, CME Term SOFR + 4.000%, 12/15/28(B)	$347	$348
Belfor Holdings Inc., Initial Tranche B-1 Term Loan, 1st Lien
8.107%, CME Term SOFR + 3.750%, 11/01/30(B)	1,398	1,412
Evergreen Acqco 1 LP, Initial Term Loan, 1st Lien
8.077%, CME Term SOFR + 3.750%, 04/26/28(B)	318	318
Joann Stores, Exit Term Loan
14.104%, 04/30/28	327	245
Mister Car Wash Holdings, Inc., 2024 Term Loan, 1st Lien
7.089%, CME Term SOFR + 2.750%, 03/27/31(B)	564	566
Peer Holding III B.V., Additional Facility (USD) 2, 1st Lien
7.329%, CME Term SOFR + 3.000%, 07/01/31(B)	915	919
Peer Holding III, Term Loan, 1st Lien
6.595%, 11/14/31	2,000	2,081
Platform Bidco Limites, Term Loan, 1st Lien
6.912%, 09/29/28	1,000	1,024
Restoration Hardware, Inc., Cov-Lite Term Loan B-2, 1st Lien
0.000%, 10/20/28(G)	200	199
Restoration Hardware, Inc., Initial Term Loan, 1st Lien
6.971%, CME Term SOFR + 2.500%, 10/20/28(B)	499	493
West Marine, Term Loan C
12.893%, 09/25/28	25	17
WH Borrower, LLC, Initial Term Loan, 1st Lien
10.147%, CME Term SOFR + 5.500%, 02/15/27(B)	597	600

Total Retail Stores		8,222

Services [0.4%]
American Public Education, Term Loan B, 1st Lien
10.187%, 03/29/27	739	730
Devry Education, Term Loan B, 1st Lien
7.323%, 08/12/28	580	583
Description	Face Amount (000)(1)	Value (000)
Eagle Bidco Limited, Term Loan, 1st Lien
9.233%, 03/10/28	$1,182	$1,473
Invent Farma, Term Loan, 1st Lien
5.692%, 02/12/28	1,000	1,035
Kronosnet, Term Loan, 1st Lien
8.704%, 07/28/29	1,000	790
Oravel Stays, Term Loan, 1st Lien
0.000%, 12/20/29(G)	880	854
Sitel Group, Term Loan, 1st Lien
6.760%, 07/28/28	1,000	712
St. George's University Scholastic Services LLC, Term Loan B, 1st Lien
7.323%, 02/10/29	560	562
Third Coast, Term Loan B, 1st Lien
8.823%, 09/19/30	785	783

Total Services		7,522

Software [0.1%]
Pop Bidco, Term Loan, 1st Lien
0.000%, 10/11/31(G)	1,000	1,036

Software and Service [0.5%]
Dye & Durham, Term Loan B, 1st Lien
8.954%, 04/04/31	555	560
Liftoff Mobile, Incrememntal Cov-Lite Term Loan B, 1st Lien
9.607%, 10/02/28	120	120
Maximus, Term Loan B, 1st Lien
6.604%, 05/21/31	248	249
Mercury Data, Term Loan, 1st Lien
0.000%, 09/05/29(G)	6,150	6,119
Nielsen Consults, Term Loan, 1st Lien
7.752%, 03/06/28	998	1,037
Perforce Software, Incremental Term Loan, 1st Lien
9.323%, 03/25/31	504	496

Total Software and Service		8,581

Technology [0.1%]
Dayforce, Cov-Lite Term Loan B, 1st Lien
7.085%, 02/26/31	343	345
Trace3, Term Loan, 1st Lien
9.115%, 10/06/28	310	309
UST Holdings Ltd, Term Loan, 1st Lien
7.622%, 11/20/28	755	757

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Virtusa Corporation, Term Loan B-2, 1st Lien
7.823%, 02/15/29	$625	$629

Total Technology		2,040

Telecommunications [1.3%]
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
9.971%, CME Term SOFR + 5.500%, 09/01/27(B)	605	586
Atlantic Broadband, Term Loan B, 1st Lien
8.576%, 09/18/30	596	593
Circet Europe, Senior Facility B, 1st Lien
5.965%, EURIBOR + 3.250%, 10/13/28(B)	1,500	1,547
Connect Finco Sarl, Amendment No. 4 Term Loan, 1st Lien
8.857%, CME Term SOFR + 4.500%, 09/27/29(B)	1,133	989
Creation Technologies Inc., Initial Term Loan, 1st Lien
10.351%, CME Term SOFR + 5.500%, 10/05/28(B)	1,390	1,361
Frontdoor, Term Loan B, 1st Lien
6.616%, 12/16/31	315	316
Frontier Communications Holdings, LLC, 2024 Refinancing Term Loan, 1st Lien
8.763%, CME Term SOFR + 3.500%, 07/01/31(B)	800	809
Guardian US Holdco LLC, Initial Term Loan, 1st Lien
8.104%, CME Term SOFR + 4.000%, 01/31/30(B)	151	151
Lumen Technologies Inc., Term B-1 Loan, 1st Lien
6.821%, CME Term SOFR + 2.350%, 04/15/29(B)	486	456
Lumen Technologies, Term Loan B-2, 1st Lien
6.822%, 04/15/30	918	853
Lumen Technologies, Term Loan, 1st Lien
10.573%, 06/01/28	1,326	1,326
Masorange Holdco Limited, Facility B3, 1st Lien
6.152%, Euribor + 3.500%, 03/25/31(B)	2,500	2,598
Description		Face Amount (000)(1)	Value (000)
Masorange Holdco Limited, Facility B4, 1st Lien
7.829%, CME Term SOFR + 3.500%, 03/25/31(B)		$418	$421
Radiate Holdco, LLC, Amendment No. 6 Term B Loan, 1st Lien
7.721%, CME Term SOFR + 3.250%, 09/25/26(B)		700	611
Ufinet/Zacapa, Term Loan
8.079%, CME Term SOFR + 3.750%, 03/22/29(B)		2,504	2,516
UPC Broadband Holding B.V., Facility AY, 1st Lien
5.827%, EURIBOR + 3.000%, 01/31/29(B)		429	446
VMED O2 UK Holdco 4 Limited, Facility Z, 1st Lien
6.327%, Euribor + 3.425%, 10/15/31(B)		2,000	2,075
WP/AP Telecom Holdings IV B.V., Facility B Loan, 1st Lien
7.245%, EURIBOR + 4.000%, 11/19/28(B)		2,000	2,081
Zayo Group Holdings, Term Loan, 1st Lien
7.080%, 03/09/27		979	951
Ziggo B.V., Term Loan H Facility, 1st Lien
5.902%, EURIBOR + 3.000%, 01/31/29(B)	EUR	2,000	2,047

Total Telecommunications			22,733

Telephones & Telecommunication [0.1%]
Vodafone Spain, Term Loan, 1st Lien
9.401%, 07/10/29		1,000	1,005

Transportation, Airlines & Distribution [0.0%]
Flint Group, Term Loan
5.677%, 12/31/27		467	80

Utilities [0.6%]
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
7.107%, CME Term SOFR + 2.750%, 09/30/31(B)		539	542
Calpine Construction Finance Company, L.P., Refinancing Term Loan, 1st Lien
6.357%, CME Term SOFR + 2.000%, 07/31/30(B)		462	461

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
9.607%, CME Term SOFR + 5.250%, 04/03/28(B)	$984	$979
Goodnight Water Solutions Holdings, LLC, Initial Term Loan, 1st Lien
9.607%, CME Term SOFR + 5.250%, 06/04/29(B)	1,322	1,323
Invenergy Thermal Operating I LLC, Term B Loan, 1st Lien
9.674%, SOFR + 4.250%, 08/03/29(B)	501	505
Invenergy Thermal Operating I LLC, Term C Loan, 1st Lien
9.674%, SOFR + 4.250%, 08/03/29(B)	48	48
Lackawanna Energy Center LLC, Term B-2 Advance, 1st Lien
8.607%, CME Term SOFR + 4.250%, 08/06/29(B)	725	730
Lackawanna Energy Center LLC, Term C Advance, 1st Lien
8.607%, CME Term SOFR + 4.250%, 08/06/29(B)	158	159
Lightning Power, LLC, Initial Term B Loan, 1st Lien
7.579%, CME Term SOFR + 3.250%, 08/18/31(B)	950	959
Talen Energy Supply, LLC, Incremental Term Loan V, 1st Lien
7.024%, 12/11/31	290	291
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
7.023%, CME Term SOFR + 2.500%, 05/17/30(B)	387	388
Vistra Operations Company LLC, 2018 Incremental Term Loan, 1st Lien
6.107%, CME Term SOFR + 1.750%, 12/20/30(B)	455	456
Vistra, Term Loan, 1st Lien
7.095%, 06/18/29	953	992
WaterBridge Midstream Operating LLC, Term Loan B, 1st Lien
9.077%, CME Term SOFR + 4.750%, 06/27/29(B)	1,995	1,984
Description		Face Amount (000)(1)	Value (000)
Waterbridge NDB Operating LLC, Initial Term Loan, 1st Lien
8.522%, CME Term SOFR + 4.000%, 05/10/29(B)		$620	$626

Total Utilities			10,443

Total Loan Participations
(Cost $339,488)			327,357

Collateralized Loan Obligations [18.2%]
Non-Agency Mortgage Backed Obligation [18.2%]
522 Funding CLO, Ser 2021-7A, Cl E
11.108%, TSFR3M + 6.482%, 04/23/34(A) (B)		1,700	1,672
Adagio IX EUR CLO DAC, Ser 2021-A, Cl E
9.501%, EUR003M + 6.020%, 09/15/34(A) (B)	EUR	2,000	2,010
Adagio IX EUR CLO DAC, Ser 2021-X, Cl E
9.501%, EUR003M + 6.020%, 09/15/34(B)	EUR	1,000	1,005
Adagio V CLO DAC, Ser 2018-X, Cl ER
8.334%, EUR003M + 5.150%, 10/15/31(B)	EUR	1,000	999
Anchorage Capital Europe CLO 3 DAC, Ser 2024-3A, Cl FR
11.548%, EUR003M + 8.490%, 10/15/38(A) (B)	EUR	2,000	1,996
Anchorage Capital Europe CLO 8 DAC, Ser 2024-8A, Cl ER
8.683%, EUR003M + 6.000%, 10/25/38(A) (B)	EUR	1,000	1,036
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
8.796%, EUR003M + 5.710%, 04/25/34(B)	EUR	1,000	1,031
Aqueduct European CLO DAC, Ser 2024-7X, Cl FR
11.296%, EUR003M + 8.410%, 08/15/37(B)	EUR	2,000	2,002
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
9.074%, EUR003M + 5.890%, 07/15/34(B)	EUR	1,250	1,283
ARBOUR CLO IX DAC, Ser 2021-9X, Cl E
8.974%, EUR003M + 5.790%, 04/15/34(B)	EUR	1,300	1,328

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
ARBOUR CLO IX DAC, Ser 2021-9X, Cl F
11.474%, EUR003M + 8.290%, 04/15/34(B)	EUR	$1,000	$991
Arbour CLO VII DAC, Ser 2024-7A, Cl FR
8.996%, EUR003M + 8.260%, 12/15/38(A) (B)	EUR	1,000	985
ARBOUR CLO VIII DAC, Ser 2021-8X, Cl FR
11.834%, EUR003M + 8.650%, 10/15/34(B)	EUR	3,500	3,527
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR
4.534%, EUR003M + 1.350%, 10/15/37(A) (B)	EUR	14,000	14,515
Bain Capital Euro CLO DAC, Ser 2021-2X, Cl E
9.435%, EUR003M + 6.220%, 07/17/34(B)	EUR	1,000	1,004
Barings Euro CLO DAC, Ser 2021-2X, Cl E
9.349%, EUR003M + 6.170%, 10/15/34(B)	EUR	2,374	2,377
Barings Euro CLO DAC, Ser 2022-1X, Cl ERR
9.946%, EUR003M + 6.860%, 07/25/35(B)	EUR	1,220	1,237
Barings Euro CLO DAC, Ser 2022-3X, Cl D
6.672%, EUR003M + 3.600%, 07/27/34(B)	EUR	1,000	1,019
Battalion CLO XIV, Ser 2021-14A, Cl ER
11.739%, TSFR3M + 7.122%, 01/20/35(A) (B)		3,500	3,294
Birch Grove CLO 3, Ser 2021-3A, Cl E
11.859%, TSFR3M + 7.242%, 01/19/35(A) (B)		4,000	3,964
Blackrock European CLO III DAC, Ser 2021-3X, Cl ER
9.349%, EUR003M + 6.130%, 07/19/35(B)	EUR	3,750	3,860
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
11.806%, EUR003M + 8.920%, 12/15/32(B)	EUR	1,250	1,263
Blackrock European CLO VIII DAC, Ser 2022-8X, Cl ER
9.479%, EUR003M + 6.260%, 01/20/36(B)	EUR	1,350	1,388
Description		Face Amount (000)(1)	Value (000)
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
6.284%, EUR003M + 3.100%, 10/15/35(B)	EUR	$1,150	$1,194
BNPP AM Euro CLO 2019 DAC, Ser 2019-1X, Cl E
8.831%, EUR003M + 5.630%, 07/22/32(B)	EUR	1,000	1,015
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
8.805%, EUR003M + 5.800%, 05/25/34(B)	EUR	2,500	2,525
BSL CLO 3, Ser 2021-3A, Cl E
11.829%, TSFR3M + 7.212%, 10/20/34(A) (B)		2,000	1,988
Cairn CLO, Ser 2025-19A, Cl E
%, EUR003M + 6.000%, 04/15/39(A) (B)	EUR	2,000	2,072
Cairn CLO XI DAC, Ser 2019-11X, Cl E
9.954%, EUR003M + 6.770%, 07/15/32(B)	EUR	5,850	6,064
Cairn CLO XII DAC, Ser 2021-12X, Cl AR
4.174%, EUR003M + 0.990%, 07/15/34(B)	EUR	3,400	3,520
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
9.339%, EUR003M + 6.120%, 10/20/33(B)	EUR	1,000	1,030
Cairn CLO XIV DAC, Ser 2021-14X, Cl A
4.072%, EUR003M + 1.000%, 10/29/34(B)	EUR	2,000	2,069
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
9.182%, EUR003M + 6.110%, 10/29/34(B)	EUR	1,000	1,025
Capital Four CLO I DAC, Ser 2019-1X, Cl E
9.654%, EUR003M + 6.470%, 01/15/33(B)	EUR	1,500	1,552
Carlyle Euro CLO DAC, Ser 2021-1X, Cl DR
9.654%, EUR003M + 6.470%, 07/15/34(B)	EUR	1,650	1,700
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
6.523%, EUR003M + 3.500%, 02/15/35(B)	EUR	1,350	1,359
CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
9.483%, EUR003M + 6.460%, 02/15/35(B)	EUR	$2,700	$2,732
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
7.666%, EUR003M + 4.580%, 01/25/32(B)	EUR	2,400	2,413
Carlyle Global Market Strategies Euro CLO DAC, Ser 2020-1X, Cl DR
8.679%, EUR003M + 5.500%, 01/16/33(B)	EUR	2,000	1,999
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
9.682%, EUR003M + 6.650%, 11/10/35(B)	EUR	1,450	1,477
Cathedral Lake VI, Ser 2021-6A, Cl E
12.098%, TSFR3M + 7.472%, 04/25/34(A) (B)		1,000	931
Cathedral Lake VIII, Ser 2021-8A, Cl E
12.369%, TSFR3M + 7.752%, 01/20/35(A) (B)		2,000	1,961
Contego CLO VII DAC, Ser 2025-7A, Cl ER
%, EUR003M + 5.960%, 01/23/38(A) (B)	EUR	1,300	1,343
CQS US CLO, Ser 2021-1A, Cl DJ
9.859%, TSFR3M + 5.242%, 01/20/35(A) (B)		300	293
Crown Point CLO 10, Ser 2021-10A, Cl E
11.729%, TSFR3M + 7.112%, 07/20/34(A) (B)		3,500	3,439
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
11.060%, EUR003M + 8.060%, 02/22/34(B)	EUR	615	635
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
9.543%, EUR003M + 6.700%, 06/17/32(B)	EUR	1,000	1,042
CVC Cordatus Loan Fund XX DAC, Ser 2021-20X, Cl E
8.449%, EUR003M + 5.610%, 06/22/34(B)	EUR	1,000	1,038
Description		Face Amount (000)(1)	Value (000)
CVC Cordatus Loan Fund XXI DAC, Ser 2021-21X, Cl F
11.539%, EUR003M + 8.700%, 09/22/34(B)	EUR	$1,300	$1,343
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
11.666%, EUR003M + 8.780%, 12/15/34(B)	EUR	1,700	1,743
Diameter Capital CLO 2, Ser 2024-2A, Cl DR
10.785%, TSFR3M + 6.150%, 10/15/37(A) (B)		2,200	2,232
Diameter Capital CLO 3, Ser 2022-3A, Cl D
11.456%, TSFR3M + 6.800%, 04/15/37(A) (B)		1,500	1,497
Diameter Capital CLO 5, Ser 2023-5A, Cl D
12.226%, TSFR3M + 7.570%, 10/15/36(A) (B)		2,000	2,055
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
7.929%, EUR003M + 4.750%, 07/15/32(B)	EUR	911	929
Dryden 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
9.545%, EUR003M + 6.330%, 01/17/33(B)	EUR	4,200	4,278
Dryden 66 Euro CLO 2018 DAC, Ser 2018-66X, Cl E
8.618%, EUR003M + 5.410%, 01/18/32(B)	EUR	1,200	1,203
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
9.578%, EUR003M + 6.370%, 10/18/34(B)	EUR	4,700	4,785
Dryden 88 Euro CLO 2020 DAC, Ser 2021-88X, Cl E
9.229%, EUR003M + 6.010%, 07/20/34(B)	EUR	1,700	1,734
Dunedin Park CLO DAC, Ser 2021-1X, Cl FR
11.934%, EUR003M + 8.930%, 11/20/34(B)	EUR	3,500	3,611
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
11.078%, EUR003M + 7.980%, 04/24/34(B)	EUR	500	505
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
8.843%, EUR003M + 5.820%, 02/15/34(B)	EUR	1,350	1,403

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Fair Oaks Loan Funding II DAC, Ser 2021-2X, Cl AR
4.064%, EUR003M + 0.880%, 04/15/34(B)	EUR	$3,500	$3,612
Fidelity Grand Harbour CLO DAC, Ser 2019-1X, Cl E
8.896%, EUR003M + 6.010%, 03/15/32(B)	EUR	1,000	1,032
Fidelity Grand Harbour CLO DAC, Ser 2024-1A, Cl AR
4.684%, EUR003M + 1.500%, 04/15/37(A) (B)	EUR	5,000	5,202
Fidelity Grand Harbour CLO DAC, Ser 2024-1A, Cl ER
8.696%, EUR003M + 6.000%, 01/15/38(A) (B)	EUR	1,000	1,036
Franklin Park Place CLO I, Ser 2022-1A, Cl E
12.156%, TSFR3M + 7.500%, 04/14/35(A) (B)		3,160	3,125
Greywolf CLO II, Ser 2021-1A, Cl DRR
11.966%, TSFR3M + 7.310%, 04/15/34(A) (B)		3,000	2,949
Greywolf CLO III, Ser 2020-3RA, Cl DR
11.813%, TSFR3M + 7.182%, 04/22/33(A) (B)		5,000	4,977
Guggenheim CLO, Ser 2023-2A, Cl E
13.896%, TSFR3M + 9.240%, 01/15/35(A) (B)		3,000	2,994
Halseypoint CLO 7, Ser 2023-7A, Cl A
6.867%, TSFR3M + 2.250%, 07/20/36(A) (B)		8,000	8,061
Harriman Park CLO, Ser 2021-1A, Cl ER
11.279%, TSFR3M + 6.662%, 04/20/34(A) (B)		1,300	1,302
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
8.143%, EUR003M + 5.120%, 02/15/30(B)	EUR	1,000	1,036
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
9.294%, EUR003M + 6.110%, 01/15/32(B)	EUR	1,500	1,546
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
11.529%, EUR003M + 8.310%, 10/20/32(B)	EUR	1,500	1,526
Description		Face Amount (000)(1)	Value (000)
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
6.634%, EUR003M + 3.450%, 10/15/34(B)	EUR	$2,255	$2,176
Hayfin Emerald CLO VII DAC, Ser 2021-7X, Cl D
6.484%, EUR003M + 3.300%, 04/15/34(B)	EUR	4,729	4,705
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
6.715%, EUR003M + 3.500%, 01/17/35(B)	EUR	1,550	1,556
Hayfin US XV, Ser 2024-15A, Cl A1
6.257%, TSFR3M + 1.640%, 04/28/37(A) (B)		1,500	1,511
Henley CLO III DAC, Ser 2021-3X, Cl ER
9.376%, EUR003M + 6.290%, 12/25/35(B)	EUR	1,050	1,100
Henley CLO IV DAC, Ser 2021-4X, Cl A
3.986%, EUR003M + 0.900%, 04/25/34(B)	EUR	2,500	2,583
ICG Euro CLO DAC, Ser 2021-1X, Cl E
9.644%, EUR003M + 6.460%, 10/15/34(B)	EUR	2,000	2,058
ICG Euro CLO DAC, Ser 2021-1X, Cl F
12.004%, EUR003M + 8.820%, 10/15/34(B)	EUR	1,000	1,007
ICG Euro CLO DAC, Ser 2024-1A, Cl ER
9.046%, EUR003M + 6.230%, 02/15/38(A) (B)	EUR	2,000	2,061
Invesco Euro CLO IV DAC, Ser 2020-4X, Cl A
4.114%, EUR003M + 0.930%, 04/15/33(B)	EUR	3,700	3,822
Jamestown CLO XVII, Ser 2021-17A, Cl E
11.978%, TSFR3M + 7.352%, 01/25/35(A) (B)		4,000	4,015
KKR CLO 14, Ser 2018-14, Cl ER
11.068%, TSFR3M + 6.412%, 07/15/31(A) (B)		4,600	4,592
Logiclane I CLO DAC, Ser 2022-1X, Cl A
4.154%, EUR003M + 0.970%, 03/15/35(B)	EUR	5,000	5,127

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
8.379%, EUR003M + 5.200%, 10/15/31(B)	EUR	$151	$156
Madison Park Euro Funding XIV DAC, Ser 2021-14X, Cl FR
11.999%, EUR003M + 8.820%, 07/15/32(B)	EUR	1,770	1,850
Madison Park Euro Funding XVI DAC, Ser 2021-16X, Cl E
9.199%, EUR003M + 6.020%, 05/25/34(B)	EUR	1,000	1,021
Madison Park Euro Funding XX DAC, Ser 2024-20A, Cl AR
4.649%, EUR003M + 1.470%, 04/15/38(A) (B)	EUR	5,000	5,190
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
8.746%, EUR003M + 5.860%, 12/15/31(B)	EUR	900	920
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
8.569%, EUR003M + 5.390%, 10/15/32(B)	EUR	1,300	1,319
Marble Point CLO XX, Ser 2021-1A, Cl E
11.998%, TSFR3M + 7.372%, 04/23/34(A) (B)		1,000	996
Marble Point CLO XXII, Ser 2021-2A, Cl A
6.088%, TSFR3M + 1.462%, 07/25/34(A) (B)		1,500	1,500
Milford Park CLO, Ser 2022-1A, Cl F
13.937%, TSFR3M + 9.320%, 07/20/35(A) (B)		1,000	1,003
Mountain View Clo XV, Ser 2024-2A, Cl A1R
6.326%, TSFR3M + 1.670%, 07/15/37(A) (B)		4,500	4,535
North Westerly V Leveraged Loan Strategies CLO DAC, Ser 2021-X, Cl FR
11.119%, EUR003M + 7.900%, 07/20/34(B)	EUR	2,000	2,005
Northwoods Capital 20, Ser 2021-20A, Cl ER
12.738%, TSFR3M + 8.112%, 01/25/32(A) (B)		2,438	2,437
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
6.451%, EUR003M + 3.250%, 07/22/34(B)	EUR	1,375	1,392
Description		Face Amount (000)(1)	Value (000)
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
9.261%, EUR003M + 6.060%, 07/22/34(B)	EUR	$2,300	$2,285
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
11.831%, EUR003M + 8.630%, 07/22/34(B)	EUR	3,230	2,717
Northwoods Capital 25, Ser 2021-25A, Cl E
12.019%, TSFR3M + 7.402%, 07/20/34(A) (B)		2,000	1,983
Northwoods Capital 27, Ser 2021-27A, Cl E
11.949%, TSFR3M + 7.302%, 10/17/34(A) (B)		1,150	1,109
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
6.819%, EUR003M + 3.600%, 01/21/35(B)	EUR	1,350	1,403
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl ER
9.589%, EUR003M + 6.370%, 01/21/35(B)	EUR	1,000	1,032
Obra CLO 1, Ser 2024-1A, Cl E
11.173%, TSFR3M + 6.750%, 01/20/38(A) (B)		1,250	1,250
Palmer Square Loan Funding, Ser 2024-3A, Cl DR
10.556%, TSFR3M + 5.900%, 04/15/31(A) (B)		1,600	1,610
Park Blue CLO, Ser 2024-1A, Cl A1R
6.037%, TSFR3M + 1.420%, 10/20/37(A) (B)		7,460	7,501
Pikes Peak CLO 5, Ser 2024-5A, Cl ER
11.444%, TSFR3M + 6.900%, 10/20/37(A) (B)		1,000	1,007
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
9.619%, EUR003M + 6.400%, 04/20/32(B)	EUR	2,000	2,077
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
6.548%, EUR003M + 3.450%, 01/24/35(B)	EUR	1,350	1,399
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
9.318%, EUR003M + 6.220%, 01/24/35(B)	EUR	2,500	2,585

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl F
11.998%, EUR003M + 8.900%, 01/24/35(B)	EUR	$1,000	$1,026
Sandstone Peak III, Ser 2024-1A, Cl A1
6.256%, TSFR3M + 1.630%, 04/25/37(A) (B)		10,000	10,086
Sculptor CLO XXIX, Ser 2021-29A, Cl D2
9.763%, TSFR3M + 5.132%, 10/22/34(A) (B)		1,675	1,642
Sculptor European CLO II DAC, Ser 2021-2X, Cl DR
6.784%, EUR003M + 3.600%, 04/15/34(B)	EUR	1,000	1,039
Sculptor European CLO II DAC, Ser 2021-2X, Cl ER
9.074%, EUR003M + 5.890%, 04/15/34(B)	EUR	1,100	1,119
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
6.584%, EUR003M + 3.400%, 10/15/34(B)	EUR	1,350	1,382
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
9.385%, EUR003M + 6.170%, 07/17/34(B)	EUR	1,000	1,041
Segovia European CLO DAC, Ser 2022-3X, Cl ER
9.446%, EUR003M + 6.360%, 01/25/35(B)	EUR	1,000	1,027
St. Paul's CLO VI DAC, Ser 2021-6X, Cl ERR
9.304%, EUR003M + 6.300%, 05/20/34(B)	EUR	1,000	1,019
St. Paul's CLO VII DAC, Ser 2021-7X, Cl ERR
9.328%, EUR003M + 6.120%, 07/18/34(B)	EUR	4,000	4,022
St. Paul's CLO VIII DAC, Ser 2017-8X, Cl E
7.815%, EUR003M + 4.600%, 07/17/30(B)	EUR	2,800	2,882
St. Paul's CLO X DAC, Ser 2021-10X, Cl DR
6.951%, EUR003M + 3.750%, 04/22/35(B)	EUR	250	259
St. Paul's CLO X DAC, Ser 2021-10X, Cl ER
9.561%, EUR003M + 6.360%, 04/22/35(B)	EUR	2,360	2,427
Description		Face Amount (000)(1)/Shares	Value (000)
St. Paul's CLO XII DAC, Ser 2020-12X, Cl E
8.504%, EUR003M + 5.320%, 04/15/33(B)	EUR	$1,710	$1,740
Sycamore Tree CLO, Ser 2024-3A, Cl A1R
6.267%, TSFR3M + 1.650%, 04/20/37(A) (B)		7,500	7,553
Tikehau CLO II BV, Ser 2021-2X, Cl ER
9.201%, EUR003M + 6.320%, 09/07/35(B)	EUR	1,000	1,035
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
9.504%, EUR003M + 6.320%, 01/15/35(B)	EUR	1,100	1,137
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
9.556%, EUR003M + 6.470%, 07/25/34(B)	EUR	2,000	2,049
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
9.479%, EUR003M + 6.300%, 07/15/34(B)	EUR	3,500	3,549
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
9.674%, EUR003M + 6.490%, 01/12/32(B)	EUR	1,207	1,225
Toro European CLO 7 DAC, Ser 2020-7X, Cl E
10.183%, EUR003M + 7.160%, 02/15/34(B)	EUR	2,634	2,732
Trimaran Cavu, Ser 2019-2A, Cl D
11.844%, TSFR3M + 7.212%, 11/26/32(A) (B)		1,750	1,744
Trimaran Cavu, Ser 2021-3A, Cl E
12.264%, TSFR3M + 7.632%, 01/18/35(A) (B)		2,000	2,010
Trimaran Cavu, Ser 2024-1A, Cl ER
11.552%, TSFR3M + 6.920%, 10/22/37(A) (B)		3,000	3,040
10.315%, TSFR3M + 6.000%, 01/20/37(A) (B)		3,060	3,060

Total Collateralized Loan Obligations
Cost ($322,200)			314,358

Non-Listed Business Development Companies [4.5%]
Financials [4.5%]
Golub Capital BDC 4 (J)		4,418,455	66,277
TCW Direct Lending LLC (J)		12,776,165	12,167

Total Financials			78,444

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Shares/Face Amount (000)(1)	Value (000)
Total Non-Listed Business Development Companies
(Cost $79,047)			$78,444

Limited Partnership [3.7%]
Oberland Capital Healthcare Solutions Co-Invest Offshore LP(J)		N/A	3,105
Oberland Capital Healthcare Solutions LP(J)		N/A	6,644
Primary Wave Music IP Fund LP(J)		N/A	53,276

Total Limited Partnership
(Cost $57,468)			63,025

Note [2.8%]
City National Rochdale FIOF Investments (Ireland) Limited (D)(H)		48,014,168	48,581

Total Note
(Cost $229,974)			48,581

Convertible Bonds [1.5%]
Air Transportation [0.2%]
ZTO Express Cayman
1.500%, 09/01/27		3,857	3,813

Automotive [0.0%]
NIO
3.875%, 10/15/29		924	677

Batteries/Battery Sys [0.1%]
L&F
2.500%, 04/26/30		1,500	940

Broadcasting & Cable [0.1%]
Cable One
1.125%, 03/15/28		2,500	2,056

Building & Construction [0.1%]
HTA Group
2.875%, 03/18/27		1,400	1,272

Chemicals [0.4%]
Sasol Financing USA
4.500%, 11/08/27		8,400	7,602

Coal Mining [0.0%]
New World Resources
4.000%cash/8.0000% PIK, 10/07/20(C)	EUR	380	—
Description		Face Amount (000)(1)/Shares	Value (000)
E-Commerce/Products [0.2%]
Alibaba Group Holding
0.500%, 06/01/31(A)		$1,100	$1,170
PDD Holdings
0.000%, 12/01/25(E)		1,556	1,491

Total E-Commerce/Products			2,661

E-Commerce/Services [0.1%]
Trip.com Group
0.750%, 06/15/29(A)		656	807

Entertainment & Gaming [0.2%]
Wynn Macau
4.500%, 03/07/29(A)		3,875	3,869

Hotels and Motels [0.1%]
H World Group
3.000%, 05/01/26		1,368	1,440

Total Convertible Bonds
Cost ($26,079)			25,137

Sovereign Debt [0.9%]
Angolan Government International Bond, MTN
8.000%, 11/26/29		3,050	2,727
Argentina Paris Club
2.910%, 05/30/21	CHF	1,522	1,090
El Salvador Government International Bond
8.250%, 04/10/32		3,900	3,948
Ivory Coast Government International Bond
6.125%, 06/15/33		4,400	3,919
Panama Government International Bond
8.000%, 03/01/38		2,650	2,657
Sri Lanka Government International Bond
7.850%, 03/14/29(C)		560	357
7.550%, 03/28/30(C)		424	267

Total Sovereign Debt
Cost ($15,626)			14,965

Common Stock [0.2%]
Broadcasting & Cable [0.0%]
Digicel Holdings (D)		107,067	120

Consumer Cyclical [0.1%]
Joann Stores		218,423	218

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares	Value (000)
TruKid *	232	$579

Total Consumer Cyclical		797

Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	—

Financial Services [0.0%]
A'ayan Leasing & Investment KSCP	976,932	348

Financials [0.0%]
BCD Acquisition	1,000,000	—
Copper Property CTL Pass Through Trust (D)	3,788	47

Total Financials		47

Health Care [0.0%]
Novartex (D)	180,000	45

Manufacturing [0.0%]
Vivarte (D)	6,000	2

Oil, Gas & Consumable Fuels [0.0%]
Nostrum Oil & Gas *	3,039,550	110
Summit Midstream *	11,456	433

Total Oil, Gas & Consumable Fuels		543

Other [0.0%]
ESC GCBREGS Corp	4,750,000	—
Latina Offshore	65	—

Total Other		—

Retailers [0.0%]
Rising Tide Holdings Inc	1,887	4
Toys 'R' Us Property Company I, LLC	23,484	117

Total Retailers		121

Technology [0.0%]
AS ADV Shares (D)	65,148	324
Lumileds *	4,241	2

Total Technology		326
Description	Shares	Value (000)
Utilities [0.1%]
Longview Power LLC	64,904	$779

Total Common Stock
(Cost $4,772)		3,128

Warrant [0.0%]
Altisource
Expires 07/21/25* (I)	4,485	3

Total Warrant
(Cost $–)		3

Short-Term Investment [2.1%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.390%**	35,939,016	35,939

Total Short-Term Investment
(Cost $35,939)		35,939

Total Investments [101.6%]
(Cost $2,064,224)		$1,750,496

Percentages are based on net assets of $1,723,179 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2024, the value of these securities amounted to $696,249 (000), representing 40.4% of the net assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Zero coupon security.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Unsettled bank loan, Interest rate not available.
(H)	Issued by a related party.
(I)	Strike Price is unavailable.
(J)	Unfunded Commitments as of December 31, 2024:

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 4	$66,276,821	15,848,179	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	3,104,467	15,481,250	None	None
Oberland Capital Healthcare Solutions LP	6,644,442	10,515,097	None	None
Primary Wave Music IP Fund LP	53,276,332	1,699,014	None	None
TCW Direct Lending LLC	12,167,636	14,067,260	None	None
Total	$141,469,698	$57,610,800

CHF — Swiss Franc
Cl — Class
CLO — Collateralized Loan Obligation
CME — Collateralized Chicago Mercantile Exchange
CMTUSD6Y — 1 Year CMT (Monthly)
DAC — Designated Activity Company
EUAMDB01 — 1 Year EUR LIBOR
EUR — Euro
EUR003M — Euribor 3 Month
Euribor — Euro Interbank Offered Rate
GBP — British Pound Sterling
H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
JSC — Joint Stock Company
JPY — Japanese Yen
LIBOR — London Interbank Offered Rates
LLC — Limited Liability Corporation
LP — Limited Partnership
LTD — Limited
MTN — Medium Term Note
PIK — Payment-in Kind
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Ser — Series
SOFR — Secured Overnight Financing Rate
TRY — Turkish Lira
TSFR3M — Term Secured Overnight Financing Rate 3 Months
ULC — Unlimited Liability Company
UNFND — Unfunded
USD — United States Dollar

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

A list of the open forward foreign currency contracts held by the Fund at December 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
BNP Paribas	02/21/25	EUR	2,991	USD	3,166	$61
U.S. Bank	01/24/25	USD	21,853	EUR	20,900	(185)
U.S. Bank	01/24/25	EUR	215,550	USD	227,752	4,283
U.S. Bank	01/29/25	GBP	7,430	USD	9,347	48
U.S. Bank	01/29/25	USD	15,040	EUR	14,200	(316)
U.S. Bank	01/29/25	EUR	139,770	USD	147,358	2,424
						$6,315

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation(000)
Long Contracts
U.S. Ultra Long Treasury Bond	34	Mar-2025	$4,053	$4,043	$(10)

Short Contracts
U.S. 10-Year Treasury Note	(15)	Mar-2025	$(1,630)	$(1,632)	$(2)
			$2,423	$2,411	$(12)

CNR-QH-002-3000

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale Equity Income Fund

Description	Shares	Value (000)
Common Stock [98.9%]
Communication Services [6.4%]
AT&T	158,100	$3,600
Interpublic Group of	65,200	1,827
Verizon Communications	70,900	2,835
Total Communication Services		8,262

Consumer Discretionary [5.7%]
Best Buy	14,700	1,261
Ford Motor	162,400	1,608
Genuine Parts	10,600	1,238
H&R Block	23,600	1,247
Wendy's	53,300	869
Whirlpool	9,700	1,110
Total Consumer Discretionary		7,333

Consumer Staples [9.9%]
Altria Group	79,200	4,141
Coca-Cola	42,200	2,627
General Mills	31,200	1,990
Kimberly-Clark	9,200	1,206
Philip Morris International	24,800	2,985
Total Consumer Staples		12,949

Energy [6.4%]
Chevron	20,100	2,911
Valero Energy	7,200	883
Williams	84,500	4,573
Total Energy		8,367

Financials [28.0%](A)
Brookfield Asset Management, Cl A	28,000	1,517
Cincinnati Financial	21,400	3,075
Citigroup	40,000	2,816
Citizens Financial Group	88,600	3,877
Fidelity National Financial	39,300	2,206
Fifth Third Bancorp	85,900	3,632
Lazard, Cl A	29,400	1,514
MetLife	37,200	3,046
OneMain Holdings, Cl A	28,800	1,501
Principal Financial Group	14,200	1,099
Prudential Financial	5,400	640
Regions Financial	157,800	3,711
Truist Financial	59,500	2,581
Unum Group	25,200	1,841
US Bancorp	68,300	3,267
Total Financials		36,323

Health Care [3.6%]
AbbVie	11,500	2,044
Merck	9,600	955
Pfizer	61,600	1,634
Total Health Care		4,633

Industrials [2.0%]
Lockheed Martin	2,700	1,312
Watsco	2,700	1,280
Total Industrials		2,592
Description	Shares	Value (000)
Information Technology [4.2%]
HP	46,200	$1,507
IBM	12,200	2,682
Seagate Technology Holdings	13,600	1,174
Total Information Technology		5,363

Materials [6.4%]
FMC	10,600	515
International Paper	80,600	4,338
LyondellBasell Industries, Cl A	29,300	2,176
Sonoco Products	24,600	1,202
Total Materials		8,231

Utilities [26.3%](A)
American Electric Power	35,400	3,265
Dominion Energy	45,900	2,472
DTE Energy	20,000	2,415
Duke Energy	30,500	3,286
Entergy	55,500	4,208
Eversource Energy	30,200	1,734
FirstEnergy	70,400	2,801
NiSource	84,500	3,106
Public Service Enterprise Group	36,700	3,101
Sempra	27,500	2,412
WEC Energy Group	29,200	2,746
Xcel Energy	38,600	2,606
Total Utilities		34,152

Total Common Stock
(Cost $96,961)		128,205

Short-Term Investment [0.9%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.390%**	1,219,715	1,220

Total Short-Term Investment
(Cost $1,220)		1,220

Total Investments [99.8%]
(Cost $98,181)		$129,425

Percentages are based on net assets of $129,710 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2024.
(A)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.

Cl — Class

CNR-QH-002-3000

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2024 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [95.7%]
Communication Services [10.5%]
Alphabet, Cl A	92,874	$17,581
Meta Platforms, Cl A	12,678	7,423
T-Mobile US	30,534	6,740
Walt Disney	65,103	7,249
Total Communication Services		38,993

Consumer Discretionary [10.6%]
Amazon.Com *	70,052	15,369
Home Depot	19,940	7,756
McDonald's	18,991	5,505
Tesla *	21,172	8,550
TJX	18,340	2,216
Total Consumer Discretionary		39,396

Consumer Staples [5.2%]
Anheuser-Busch InBev ADR	45,845	2,295
Costco Wholesale	8,028	7,356
PepsiCo	27,200	4,136
Procter & Gamble	13,837	2,320
Walmart	37,509	3,389
Total Consumer Staples		19,496

Energy [2.9%]
EOG Resources	33,725	4,134
ExxonMobil	43,902	4,722
Occidental Petroleum	18,470	913
Schlumberger	26,322	1,009
Total Energy		10,778

Financials [15.8%]
Bank of America	84,319	3,706
Bank of New York Mellon	28,560	2,194
Berkshire Hathaway, Cl B *	16,671	7,556
Capital One Financial	36,553	6,518
CME Group, Cl A	12,284	2,853
JPMorgan Chase	45,099	10,811
Marsh & McLennan	24,699	5,246
Mastercard, Cl A	14,731	7,757
S&P Global	8,274	4,121
Visa, Cl A	24,173	7,640
Total Financials		58,402

Health Care [9.3%]
Amgen	16,100	4,196
Eli Lilly	5,984	4,620
HCA Healthcare	3,861	1,159
Novo Nordisk ADR	48,652	4,185
Thermo Fisher Scientific	10,374	5,397
UnitedHealth Group	13,644	6,902
Vertex Pharmaceuticals *	12,196	4,912
Zoetis, Cl A	16,671	2,716
Total Health Care		34,087

Industrials [8.1%]
Cintas	29,270	5,348
CSX	105,289	3,398
Northrop Grumman	6,844	3,212
Description	Shares	Value (000)
Parker-Hannifin	6,274	$3,990
Quanta Services	17,658	5,581
Trane Technologies	23,471	8,669
Total Industrials		30,198

Information Technology [29.7%](A)
Adobe *	11,845	5,267
Apple	108,908	27,273
ASML Holding, Cl G	8,611	5,968
Broadcom	38,080	8,829
KLA	5,396	3,400
Microsoft	61,647	25,984
NVIDIA	184,729	24,807
NXP Semiconductors	11,372	2,364
Roper Technologies	3,071	1,596
Salesforce	14,565	4,870
Total Information Technology		110,358

Materials [0.7%]
Linde	6,536	2,736

Real Estate [0.8%]
American Tower	16,934	3,106

Utilities [2.1%]
American Water Works	19,464	2,423
NextEra Energy	75,072	5,382
Total Utilities		7,805

Total Common Stock
(Cost $176,137)		355,355

Short-Term Investment [4.3%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.390%**	15,969,399	15,969

Total Short-Term Investment
(Cost $15,969)		15,969

Total Investments [100.0%]
(Cost $192,106)		$371,324

Percentages are based on net assets of $371,300 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
(A)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.

ADR — American Depositary Receipt
Cl — Class

CNR-QH-002-3000

CITY NATIONAL ROCHDALE FUNDS | PAGE 1